                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-4363
                                  ---------------------------------------------

                    American Century Government Income Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                        64141
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:  March 31, 2003
                        --------------------------------------------------------
Date of reporting period:  September 30, 2003
                         -------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[front cover]

September 30, 2003

American Century
Semiannual Report

[photo]

Ginnie Mae
Government Bond
Inflation-Adjusted Bond
Short-Term Government

[american century logo and text logo (reg.sm)]

[inside front cover]

Table of Contents

Our Message to You.......................................................   1

GINNIE MAE

GOVERNMENT BOND

INFLATION-ADJUSTED BOND

SHORT-TERM GOVERNMENT

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Ginnie Mae, Government Bond, Inflation-Adjusted Bond, and Short-Term
Government funds for the six months ended September 30, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /s/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

Ginnie Mae - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                      1 YEAR      5 YEARS    10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS         2.69%       5.85%       6.32%       7.97%        9/23/85
--------------------------------------------------------------------------------
CITIGROUP
30-YEAR
GNMA INDEX(1)          3.30%       6.53%       6.93%       8.82%(2)       --
--------------------------------------------------------------------------------
Advisor Class          2.44%       5.57%        --         5.88%        10/9/97
--------------------------------------------------------------------------------
C Class                1.93%        --          --         4.76%        6/15/01
--------------------------------------------------------------------------------

(1)  In June 2003, the Salomon 30-Year GNMA Index, the fund's benchmark since inception, became known as the Citigroup 30-Year GNMA Index.

(2)  Since 9/30/85, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
--------------------------------------------------------------------------------------------------
                    1994    1995    1996    1997    1998    1999    2000     2001    2002    2003
--------------------------------------------------------------------------------------------------
Investor Class     -1.10%  12.90%   5.07%   9.96%   7.63%   1.65%   6.97%   11.31%   6.91%   2.69%
--------------------------------------------------------------------------------------------------
Citigroup 30-Year
GNMA Index         -1.10%  13.90%   6.00%  10.18%   8.28%   2.56%   7.73%   11.90%   7.45%   3.30%
--------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Ginnie Mae - Portfolio Commentary

By Casey Colton, portfolio manager

PERFORMANCE SUMMARY

Despite dramatic swings in interest rates that limited performance for mortgage-backed securities, Ginnie Mae managed a positive total return during the six months ended September 30, 2003. The fund returned 0.70% after expenses, compared with 1.11% for the Citigroup 30-Year GNMA Index, whose returns are not reduced by management fees or transaction costs.* (See the previous page for detailed performance information.)

ECONOMIC AND MARKET REVIEW

The six months were remarkable in that they featured both a huge bond rally and sell-off. First, the rally--bonds got off to an excellent start as economic growth and inflation ran slower than average and the unemployment rate touched its highest level in more than nine years during the second quarter of the year.
In an attempt to get the economy moving, the Federal Reserve cut its short-term interest rate target to 1%--the lowest it's been in more than forty years. In that environment, the yield on the benchmark 10-year Treasury note got as low as
3.11% in June.

--------------------------------------------------------------------------------
PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Average Duration                           2.9 yrs               2.3 yrs
--------------------------------------------------------------------------------
Average Life                               3.5 yrs               2.5 yrs
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YIELDS AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
 30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                       1.92%
--------------------------------------------------------------------------------
Advisor Class                                        1.67%
--------------------------------------------------------------------------------
C Class                                              1.16%
--------------------------------------------------------------------------------
 ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
Investor Class                                       4.93%
--------------------------------------------------------------------------------
Advisor Class                                        4.67%
--------------------------------------------------------------------------------
C Class                                              4.16%
--------------------------------------------------------------------------------

But that was followed by a July that  was one of the worst months for bonds in decades. The 10-year yield rose throughout the month, getting as high as 4.60%
by early September, before finishing the period at 3.94%. Chalk up those big swings in rates to economic data showing much improved growth during the third quarter, though inflation remained tame.

Big swings in bond yields sent mortgage rates on a wild ride. While refinancing is a boon for homeowners and the economy, mortgage prepayments limit returns for mortgage investors, who get their money back sooner than expected to reinvest at a new, lower rate.

Of course, the spike in rates in July meant home loan refinancing activity tumbled. In this environment, the lives of mortgage-backed securities extend because the underlying home loans aren't being pre-paid as rapidly. Add it all up, and these big rate changes meant mortgage-backed securities lagged other segments of the bond market for the six months.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

                                                                          -----
                                                                          3

Ginnie Mae - Portfolio Commentary

PORTFOLIO STRATEGY

As we've been writing for some time now, we try to use several different strategies to limit share price volatility, including using forward commitments and holding mortgages with coupons or from pools we believe are less likely to be refinanced.

Another way we try to reduce the effect of rate changes is by holding a modest slice of the portfolio (typically 10% of assets or less) in Treasury securities, including Treasury inflation-indexed securities (TIIS).

We also held a modest amount of two-year Treasury securities as a way to add value to the portfolio's cash position. Yields on two-year notes approached 2%
in August, up from a low of 1.08% in mid-June. As a result, we felt this was an excellent opportunity to add yield and return potential over cash-equivalent securities, whose yields are in the neighborhood of 1%.

Looking forward, we continue to manage the portfolio consistent with our investment objective outlined in the prospectus, which is to seek high current income while maintaining liquidity and safety of principal by investing primarily in GNMA mortgages.

--------------------------------------------------------------------------------
TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                                 % OF NET ASSETS
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
GNMAs                                       98.2%                 86.6%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            0.2%                  1.1%
--------------------------------------------------------------------------------
U.S. Treasury Securities                      --                  12.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                 18.3%                 17.4%
--------------------------------------------------------------------------------
Other Assets (Liabilities)                 (16.7)%               (17.9)%
--------------------------------------------------------------------------------

-----

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 84.2%

      $300,000,000  GNMA, 5.00%, settlement
                    date 11/19/03(2)                             $  299,718,601
--------------------------------------------------------------------------------
       100,000,001  GNMA, 5.50%, 4/15/33 to
                    6/15/33                                         102,622,903
--------------------------------------------------------------------------------
        26,765,907  GNMA, 6.00%, 7/20/16 to
                    11/15/32                                         27,961,906
--------------------------------------------------------------------------------
        75,000,000  GNMA, 6.00%, settlement
                    date 12/18/03(2)                                 77,460,901
--------------------------------------------------------------------------------
       900,948,529  GNMA, 6.50%, 6/15/23 to
                    1/15/33(3)                                      946,980,276
--------------------------------------------------------------------------------
       236,063,387  GNMA, 7.00%, 9/15/08 to
                    5/15/32                                         251,276,508
--------------------------------------------------------------------------------
         1,535,715  GNMA, 7.25%, 9/15/22 to
                    12/20/25                                          1,644,910
--------------------------------------------------------------------------------
        65,224,930  GNMA, 7.50%, 1/15/06 to
                    2/20/31                                          69,978,182
--------------------------------------------------------------------------------
           277,155  GNMA, 7.65%, 6/15/16 to
                    4/15/17                                             301,215
--------------------------------------------------------------------------------
           675,480  GNMA, 7.75%, 9/20/17 to
                    8/20/25                                             732,341
--------------------------------------------------------------------------------
         1,103,744  GNMA, 7.77%, 4/15/20 to
                    1/15/21                                           1,201,998
--------------------------------------------------------------------------------
           562,899  GNMA, 7.85%, 11/20/20 to
                    10/20/22                                            609,340
--------------------------------------------------------------------------------
           122,200  GNMA, 7.89%, 9/20/22                                132,291
--------------------------------------------------------------------------------
           786,684  GNMA, 7.98%, 6/15/19                                860,360
--------------------------------------------------------------------------------
        14,591,545  GNMA, 8.00%, 6/15/06 to
                    7/20/30                                          15,867,042
--------------------------------------------------------------------------------
           235,837  GNMA, 8.15%, 1/15/20 to
                    2/15/21                                             258,378
--------------------------------------------------------------------------------
         3,349,966  GNMA, 8.25%, 4/15/06 to
                    5/15/27                                           3,660,558
--------------------------------------------------------------------------------
         1,011,579  GNMA, 8.35%, 1/15/19 to
                    12/15/20                                          1,112,572
--------------------------------------------------------------------------------
        14,684,769  GNMA, 8.50%, 12/15/04 to
                    5/15/31                                          16,064,452
--------------------------------------------------------------------------------
         1,665,145  GNMA, 8.75%, 1/15/17 to
                    7/15/27                                           1,830,914
--------------------------------------------------------------------------------
         8,944,060  GNMA, 9.00%, 11/15/04 to
                    1/15/25                                           9,848,871
--------------------------------------------------------------------------------
         1,196,226  GNMA, 9.25%, 5/15/16 to
                    8/15/26                                           1,318,432
--------------------------------------------------------------------------------
         3,293,732  GNMA, 9.50%, 6/15/09 to
                    7/20/25                                           3,638,985
--------------------------------------------------------------------------------
           596,937  GNMA, 9.75%, 6/15/05 to
                    11/20/21                                            654,300
--------------------------------------------------------------------------------
           914,730  GNMA, 10.00%, 11/15/09
                    to 1/20/22                                        1,033,865
--------------------------------------------------------------------------------
           287,004  GNMA, 10.25%, 5/15/12
                    to 3/15/19                                          319,308
--------------------------------------------------------------------------------
           278,890  GNMA, 10.50%, 3/15/14
                    to 3/15/21                                          317,861
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

$           80,286  GNMA, 10.75%, 12/15/09
                    to 7/15/19                                    $      90,367
--------------------------------------------------------------------------------
           502,622  GNMA, 11.00%, 12/15/09
                    to 6/15/20                                          569,966
--------------------------------------------------------------------------------
             5,650  GNMA, 11.25%, 2/20/16                                 6,440
--------------------------------------------------------------------------------
           102,825  GNMA, 11.50%, 7/15/10
                    to 8/20/19                                          117,656
--------------------------------------------------------------------------------
            59,923  GNMA, 12.00%, 10/15/10
                    to 1/15/13                                           68,586
--------------------------------------------------------------------------------
            18,628  GNMA, 12.25%, 2/15/14
                    to 5/15/15                                           21,538
--------------------------------------------------------------------------------
           160,943  GNMA, 12.50%, 5/15/10
                    to 5/15/15                                          185,481
--------------------------------------------------------------------------------
           361,852  GNMA, 13.00%, 1/15/11
                    to 8/15/15                                          423,980
--------------------------------------------------------------------------------
           138,313  GNMA, 13.50%, 5/15/10
                    to 11/15/14                                         162,550
--------------------------------------------------------------------------------
             9,836  GNMA, 13.75%, 8/15/14                                11,621
--------------------------------------------------------------------------------
             7,108  GNMA, 14.00%, 6/15/11
                    to 9/15/12                                            8,407
--------------------------------------------------------------------------------
            80,485  GNMA, 14.50%, 10/15/12
                    to 12/15/12                                          96,134
--------------------------------------------------------------------------------
           124,174  GNMA, 15.00%, 6/15/11
                    to 10/15/12                                         149,025
--------------------------------------------------------------------------------
            38,547  GNMA, 16.00%, 10/15/11
                    to 3/15/12                                           46,757
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,798,526,433)                                             1,839,365,778
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 0.1%

         2,901,700  TVA Inflation Indexed Notes,
                    3.38%, 1/15/07
(Cost   $3,125,685)                                                   3,155,744
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES(4)

           812,476  U.S. Treasury Inflation
                    Indexed Notes, 3.38%,  1/15/07
(Cost     $875,108)                                                     893,978
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 15.7%

Repurchase Agreement, Goldman Sachs &
Co., (U.S. Treasury obligations), in a joint
trading account at 0.90%, dated 9/30/03,
due 10/1/03 (Delivery value $50,345,259)                             50,344,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (U.S. Treasury obligations), in a joint
trading account at 0.90%, dated 9/30/03,
due 10/1/03 (Delivery value $93,235,331)(3)                          93,233,000
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 0.90%, dated 9/30/03, due
10/1/03 (Delivery value $93,235,331)                                 93,233,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

Ginnie Mae - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations), in a
joint trading account at 0.91%, dated
9/30/03, due 10/1/03 (Delivery value
$93,235,357)                                                     $   93,233,000
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First
Boston Corp. (U.S. Treasury obligations), in
a joint trading account at 0.92%, dated
9/30/03, due 10/1/03 (Delivery value
$13,415,343)                                                         13,415,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $343,458,000)                                                 343,458,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $2,145,985,226)                                            $2,186,873,500
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

GNMA = Government National Mortgage Association

TVA = Tennessee Valley Authority

(1)  Final maturity indicated, unless otherwise noted.

(2)  Forward Commitment.

(3)  Security, or a portion thereof, has been segregated for Forward
     Commitments.

(4)  Category is less than 0.05% of total investment securities.

See Notes to Financial Statements.

-----

Government Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                       1 YEAR      5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          2.66%       5.83%       6.18%       8.32%        5/16/80
--------------------------------------------------------------------------------
CITIGROUP
TREASURY/MORTGAGE
INDEX(1)                3.55%       6.38%       6.77%       --(2)          --
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY 10+ YEAR
INDEX(1)                3.63%       6.53%       7.86%      10.88%(3)       --
--------------------------------------------------------------------------------
Advisor Class           2.40%       5.56%        --         6.65%        10/9/97
--------------------------------------------------------------------------------

(1)  When Government Bond merged with the Treasury fund in September 2002, the fund's benchmark was changed from the Salomon Long-Term Treasury Index to the Salomon Treasury/Mortgage Index to better reflect the fund's broader investment mandate. (For more information on the fund merger, see Note 8 on page 34.) In June 2003, the Salomon Treasury/Mortgage Index became known as the Citigroup Treasury/Mortgage Index.

(2)  Index data not available prior to 1982.

(3)  Since 5/31/80, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
----------------------------------------------------------------------------------------------------
                       1994    1995    1996    1997     1998    1999   2000    2001    2002    2003
----------------------------------------------------------------------------------------------------
Investor Class        -1.96%   9.62%   4.82%   8.22%   12.58%  -1.92%  6.41%  13.70%   8.95%   2.66%
----------------------------------------------------------------------------------------------------
Citigroup Treasury/
Mortgage Index        -3.00%  13.53%   4.97%   9.44%   11.67%  -0.07%  7.28%  12.80%   8.78%   3.55%
----------------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury 10+
Year Index           -10.73%  22.85%   2.45%  13.23%   22.10%  -7.68%  9.81%  14.03%  14.51%   3.63%
----------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          7

Government Bond - Portfolio Commentary

By Bob Gahagan, portfolio manager

RETURNS REMAINED POSITIVE DESPITE ECONOMIC UPTURN

Government Bond and its broad market index, the Citigroup Treasury/Mortgage
Index, posted positive returns for the six months ended September 30, 2003. The fund and the index gained 0.88% and 1.47% respectively for the six months, reflecting the performance of Treasury and mortgage-backed securities (MBS).*
Those sectors suffered some setbacks during a very volatile period (see Sector
Returns).

Meanwhile, the major U.S. stock indices rose, influenced by a rebounding U.S.
economy that grew at a 3.3% annual rate in the second quarter of 2003 and an estimated 7.2% annual rate in the third quarter. The S&P 500 Index advanced
18.45% and the Nasdaq Composite was up 33.49%.

--------------------------------------------------------------------------------
PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   4.1 yrs               3.4 yrs
--------------------------------------------------------------------------------
Average Duration                           3.9 yrs               3.3 yrs
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YIELDS AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                       1.91%
--------------------------------------------------------------------------------
Advisor Class                                        1.66%
--------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
Investor Class                                       2.72%
--------------------------------------------------------------------------------
Advisor Class                                        2.47%
--------------------------------------------------------------------------------

ROLLERCOASTER RIDE FOR BOND INVESTORS

During the six months ended September 30, 2003, the broad taxable investment-grade U.S. bond market (as represented by the Lehman Brothers U.S.
Aggregate Index--the "LBA") went on a rollercoaster ride that was wilder than the final 2.35% return for the index indicates.

From March 31 to mid-June, the LBA was up nearly 4% as lingering signs of economic weakness--including high unemployment--boosted demand for bonds. But the market suddenly reversed direction in mid-June and sold off sharply for about 45 days, plunging the LBA into negative territory by the end of July. The market recovered somewhat in September after national payroll employment declined in August by what was originally reported as 93,000 jobs (later revised to 41,000).

SECTOR RETURNS

Fixed-rate MBS and Treasurys were  the LBA's (and the taxable investment-grade
U.S. bond market's) two largest components as of September 30, 2003. Both underperformed the LBA for the six months, returning 1.18% and  1.78%
respectively.

MBS were affected by plunging mortgage interest rates and soaring refinancing during the period. The average 30-year fixed mortgage rate dropped to just 5.21%
in June, according to Freddie Mac. Meanwhile, the Mortgage Bankers Association's
refinancing index reached 9162.7 for the week ended June 13. (Later, it dropped back to just 2506.8  for the week ended September 26.)

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)
-----

Government Bond - Portfolio Commentary

Treasurys experienced tremendous volatility, including one of the worst months
(July) in the sector's history. The 10-year Treasury note yield started the six months at 3.80%, plunged to  just 3.11% in mid-June, soared to over 4.40% in the next 45 days, and finished at 3.94%.

PORTFOLIO POSITIONING

Government Bond aims to provide high current income by investing primarily in
Treasurys and also investing in MBS and government agency securities. As of
September 30, 2003, the portfolio held approximately 44% Treasury notes and bonds, 37% MBS (including collateralized mortgage obligations--CMOs), and 6%
agency notes and bonds. Its duration (price sensitivity to interest rate changes) was 3.9 years. That reflected a decrease in Treasurys and an increase in agencys and duration during the six months.

We reduced the Treasury position and invested the proceeds in MBS and other asset-backed securities (ABS), focusing on protecting the portfolio against rising interest rates and maximizing its yield. We emphasized commercial MBS and
ABS backed by home-equity loans, which we have observed to be less affected by interest rate fluctuations.

However, we think the MBS position was a key reason the fund underperformed its market index during the period and why the portfolio's duration extended, despite our efforts to keep it short. MBS underperformed Treasurys and the broad market for the six-month period. Also, as interest rates rose and refinancings declined, MBS durations extended -- the blended duration of the fixed-rate MBS component of the LBA jumped from 2.3 years on March 31, 2003, to 3.2 years on
September  30, 2003.

--------------------------------------------------------------------------------
TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
U.S. Treasury Securities                    43.9%                 52.8%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  22.5%                 16.3%
--------------------------------------------------------------------------------
U.S. Government Agency
Collateralized Mortgage
Obligations                                 14.3%                 18.2%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            6.3%                  2.4%
--------------------------------------------------------------------------------
U.S. Government Agency
Asset-Backed Securities                      3.5%                   --
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  9.5%                 10.3%
--------------------------------------------------------------------------------

                                                                          -----
                                                                          9

Government Bond - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 43.9%

       $21,000,000  U.S. Treasury Bonds, 9.375%,
                    2/15/06                                       $  24,778,362
--------------------------------------------------------------------------------
        11,000,000  U.S. Treasury Bonds, 10.375%,
                    11/15/07                                         14,353,284
--------------------------------------------------------------------------------
        20,200,000  U.S. Treasury Bonds, 11.25%,
                    2/15/15(1)                                       33,195,084
--------------------------------------------------------------------------------
         4,800,000  U.S. Treasury Bonds, 10.625%,
                    8/15/15                                           7,668,754
--------------------------------------------------------------------------------
         4,164,000  U.S. Treasury Bonds, 8.875%,
                    8/15/17                                           6,048,864
--------------------------------------------------------------------------------
        11,400,000  U.S. Treasury Bonds, 7.625%,
                    11/15/22                                         15,333,456
--------------------------------------------------------------------------------
         8,200,000  U.S. Treasury Bonds, 5.50%,
                    8/15/28                                           8,786,177
--------------------------------------------------------------------------------
        18,000,000  U.S. Treasury Notes, 7.50%,
                    2/15/05                                          19,556,028
--------------------------------------------------------------------------------
         5,500,000  U.S. Treasury Notes, 1.50%,
                    2/28/05                                           5,527,071
--------------------------------------------------------------------------------
        40,000,000  U.S. Treasury Notes, 6.75%,
                    5/15/05(1)                                       43,525,040
--------------------------------------------------------------------------------
        27,150,000  U.S. Treasury Notes, 6.50%,
                    8/15/05(1)                                       29,721,838
--------------------------------------------------------------------------------
        20,000,000  U.S. Treasury Notes, 2.00%,
                    5/15/06                                          20,144,540
--------------------------------------------------------------------------------
        17,000,000  U.S. Treasury Notes, 7.00%,
                    7/15/06                                          19,372,044
--------------------------------------------------------------------------------
         5,500,000  U.S. Treasury Notes, 3.50%,
                    11/15/06                                          5,748,578
--------------------------------------------------------------------------------
         6,500,000  U.S. Treasury Notes, 2.625%,
                    5/15/08                                           6,485,024
--------------------------------------------------------------------------------
        15,000,000  U.S. Treasury Notes, 3.25%,
                    8/15/08                                          15,317,580
--------------------------------------------------------------------------------
        17,000,000  U.S. Treasury Notes, 4.25%,
                    8/15/13                                          17,432,310
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $282,201,701)                                                 292,994,034
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(2) -- 22.5%

        55,000,000  FNMA, 5.00%, settlement
                    date 10/20/03(3)                                 56,357,839
--------------------------------------------------------------------------------
        16,000,000  FNMA, 5.50%, settlement
                    date 11/13/03(3)                                 16,270,000
--------------------------------------------------------------------------------
        10,000,000  FNMA, 6.25%, 2/1/11                              11,409,920
--------------------------------------------------------------------------------
         4,314,857  FNMA, 6.00%, 2/1/32                               4,454,490
--------------------------------------------------------------------------------
         3,700,678  FNMA, 6.50%, 3/1/32                               3,858,722
--------------------------------------------------------------------------------
         4,165,002  FNMA, 7.00%, 6/1/32                               4,407,305
--------------------------------------------------------------------------------
         5,381,427  FNMA, 6.50%, 8/1/32                               5,611,499
--------------------------------------------------------------------------------
         6,516,447  FNMA, 6.00%, 1/1/33                               6,727,326
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $ 4,472,777  FNMA, 6.00%, 7/1/33                            $  4,617,445
--------------------------------------------------------------------------------
           505,598  FNMA, 6.00%, 8/1/33                                 521,951
--------------------------------------------------------------------------------
         2,213,828  FNMA, 6.00%, 8/1/33                               2,285,433
--------------------------------------------------------------------------------
         2,008,106  FNMA, 6.00%, 9/1/33                               2,073,056
--------------------------------------------------------------------------------
         2,537,634  FNMA, 6.00%, 9/1/33                               2,619,711
--------------------------------------------------------------------------------
        14,393,176  FNMA, 6.00%, 10/1/33                             14,858,709
--------------------------------------------------------------------------------
        14,000,000  FNMA, 6.00%, 10/1/33                             14,452,816
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $148,351,500)                                                 150,526,222

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(2) -- 14.3%

         9,561,506  FHLMC, Series 2554,
                    Class HA, 4.50%, 4/15/32                          9,744,130
--------------------------------------------------------------------------------
         8,061,442  FHLMC, Series 2574,
                    Class JM SEQ, 5.00%,
                    12/15/22                                          8,383,061
--------------------------------------------------------------------------------
         9,490,609  FHLMC, Series 2625,
                    Class FJ SEQ, VRN, 1.42%,
                    10/15/03, resets monthly off
                    the 1-month LIBOR plus
                    0.3% with no caps                                 9,500,545
--------------------------------------------------------------------------------
         9,788,598  FHLMC, Series 2630,
                    Class FJ, VRN, 1.47%,
                    10/15/03, resets monthly off
                    the 1-month LIBOR plus
                    0.35% with no caps                                9,788,285
--------------------------------------------------------------------------------
         9,537,075  FNMA, Series 2002-87,
                    Class AM SEQ, 5.50%,
                    6/25/31                                           9,993,548
--------------------------------------------------------------------------------
         8,329,862  FNMA, Series 2002-91,
                    Class LK SEQ, 4.50%,
                    6/25/22                                           8,549,787
--------------------------------------------------------------------------------
        11,220,813  FNMA, Series 2002-97,
                    Class EL SEQ, 5.00%,
                    7/25/22                                          11,670,431
--------------------------------------------------------------------------------
         9,696,756  FNMA, Series 2003-42,
                    Class FK, VRN, 1.52%,
                    10/25/03, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps                                9,722,928
--------------------------------------------------------------------------------
        14,063,502  FNMA, Series 2003-52,
                    Class KF SEQ, VRN, 1.52%,
                    10/25/03, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps                               14,113,649
--------------------------------------------------------------------------------
         4,116,022  FNMA, Series 2003-9,
                    Class BC SEQ, 5.00%,
                    2/25/22                                           4,283,268
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $94,655,136)                                                   95,749,632
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Government Bond -  Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 6.3%

       $12,000,000  FHLB, 4.125%, 5/13/05                          $ 12,503,448
--------------------------------------------------------------------------------
        18,000,000  FNMA, 5.75%, 6/15/05                             19,315,440
--------------------------------------------------------------------------------
         5,000,000  FNMA, 2.875%, 10/15/05                            5,125,975
--------------------------------------------------------------------------------
         5,000,000  FNMA, 2.50%, 7/16/07                              4,993,225
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $41,057,663)                                                   41,938,088
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES(2) -- 3.5%

        16,043,610  FHLMC, Series T-21, Class A,
                    VRN, 1.30%, 10/25/03 resets
                    monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps                                          16,069,969
--------------------------------------------------------------------------------
         7,503,638  FHLMC, Series T-35, Class A,
                    VRN, 1.26%, 10/25/03 resets
                    monthly off the 1-month
                    LIBOR plus 0.14% with
                    no caps                                           7,513,865
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES
(Cost $23,569,152)                                                   23,583,834
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 9.5%
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (U.S. Treasury obligations), in a joint
trading account at 0.90%, dated 9/30/03,
due 10/1/03 (Delivery value $6,228,156)                               6,228,000
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a  joint trading account at 0.91%, dated
9/30/03, due 10/1/03 (Delivery value
$28,473,720)(1)                                                      28,473,000
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 0.90%, dated 9/30/03, due
10/1/03 (Delivery value $28,473,712)                                 28,473,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $63,174,000)                                                   63,174,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $653,009,152)                                                $667,965,810
================================================================================

Principal Amount                                                       Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(4)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government Agency
obligations), 1.13%, dated 9/30/03, due
10/1/03 (Delivery value $93,173,092)                               $ 93,170,167
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES
--------------------------------------------------------------------------------
       $25,000,000  Bear Stearns Companies, Inc.,
                    VRN, 1.37%, 10/31/03                             25,000,000
--------------------------------------------------------------------------------
        11,986,803  Surrey Funding Corporation,
                    1.07%, 10/24/03                                  11,986,803
--------------------------------------------------------------------------------
        25,000,000  Wells Fargo Bank, N.A.,
                    1.07%, 10/23/03                                  25,000,000
--------------------------------------------------------------------------------
                                                                     61,986,803
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $155,156,970)                                                $155,156,970
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2003.

(1)  Security, or a portion thereof, has been segregated for a forward comittment.

(2)  Final maturity indicated, unless otherwise noted.

(3)  Forward Comittment.

(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Inflation-Adjusted Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                                  1 YEAR      5 YEARS    INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                     6.68%       8.33%       6.98%         2/10/97
--------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX(1)                7.39%       9.13%       7.92%(2)        --
--------------------------------------------------------------------------------
Institutional Class                 --          --         7.37%(3)      10/1/02
--------------------------------------------------------------------------------
Advisor Class                      6.41%       8.07%       8.03%         6/15/98
--------------------------------------------------------------------------------

(1)  In June 2003, the Salomon U.S. Inflation-Linked Index, the fund's benchmark since inception, became known as the Citigroup U.S. Inflation-Linked
     Securities Index.

(2)  Since 2/28/97, the date nearest the Investor Class's inception for which data are available.

(3)  Returns for periods less than one year are not annualized.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 10, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
-------------------------------------------------------------------------------
                   1997*   1998     1999     2000      2001      2002     2003
-------------------------------------------------------------------------------
Investor Class     0.18%   4.70%    1.50%    8.29%    12.43%    13.18%    6.68%
-------------------------------------------------------------------------------
Citigroup U.S.
Inflation-Linked
Securities Index   0.96%   5.71%    1.86%    9.11%    13.22%    14.54%    7.39%
-------------------------------------------------------------------------------

* From 2/10/97, the Investor Class's inception date. Index data from 2/28/97, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Inflation-Adjusted Bond - Portfolio Commentary

By Casey Colton, portfolio manager

PERFORMANCE SUMMARY

For the six months ended in September, Inflation-Adjusted Bond returned 3.60%
after expenses, compared with the 3.88% return of the Citigroup U.S.
Inflation-Linked Index, whose returns are not reduced by management fees or transaction costs.* (See the previous page for detailed performance information.)

Inflation-Adjusted Bond performed well for the six months, beating out all other
U.S. government bond sectors. What's more, inflation-indexed securities remained the best-performing segment of the entire domestic bond market for the three-
and five-year periods ended in September.

ECONOMIC AND MARKET REVIEW

The six months were remarkable in that they featured both a huge bond rally and sell-off. First, the rally--bonds got off to an excellent start as economic growth and inflation ran slower than average and the unemployment rate touched its highest level in more than nine years during the second quarter of the year.
In an attempt to get the economy moving, the Federal Reserve cut its short-term interest rate target to 1%--the lowest it's been in more than forty years. In that environment, the yield on the benchmark 10-year Treasury note got as low as
3.11% in June.

But that was followed by a July that  was one of the worst months for bonds in decades. The 10-year yield rose throughout the month, getting as high as 4.60%
by early September, before finishing the period at 3.94%. Chalk up those big swings in rates to economic data showing much improved growth during the third quarter.

On the inflation front, commodity prices rose. For the six months, the
Reuters/Commodity Resource Bureau index of commodity futures prices was up 5%.

By comparison, the government's consumer price index shows inflation running at a 2.3% annual pace through September, while core consumer prices (CPI excluding food and energy costs) are up just 1.2% year-over-year. That's the smallest annual increase in almost 40 years.

--------------------------------------------------------------------------------
PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  11.9 yrs              12.4 yrs
--------------------------------------------------------------------------------
Average Duration                           9.1 yrs               9.3 yrs
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YIELDS AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                       2.51%
--------------------------------------------------------------------------------
Institutional Class                                  2.70%
--------------------------------------------------------------------------------
Advisor Class                                        2.26%
--------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
Investor Class                                       2.80%
--------------------------------------------------------------------------------
Institutional Class                                  3.00%
--------------------------------------------------------------------------------
Advisor Class                                        2.55%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

                                                                          -----
                                                                          13

Inflation-Adjusted Bond - Portfolio Commentary

But even though inflation is low now, as is often the case when the economy's in the early stages of a recovery, we're seeing a long list of factors that typically argue for higher inflation down the road. These include the weaker dollar, soaring budget and trade deficits, higher commodity prices, better economic growth, and the massive amounts of fiscal and monetary stimulus the government has thrown at the economy.

The market appears worried about future inflation, because the difference in yield between traditional and inflation-adjusted Treasurys--called the
"breakeven rate"--continues to increase. In the last six months, the breakeven rate increased by 20 basis points (0.20%) to 200 basis points or more across the yield curve. Also,  when the breakeven rate increases, TIIS outperform traditional Treasurys, as happened for the last six months even with the lack of inflation. In fact, TIIS outperformed all segments of the domestic bond market for the last three- and five-year periods.

PORTFOLIO STRATEGY

At times in the last six months we favored shorter-term TIIS, which had the most attractive yields relative to like-maturity conventional Treasurys. For example, at the end of June, the difference in yield between five-year conventional and inflation-indexed Treasurys was only about 160 basis points, or 1.60%. Now compare those breakeven rates with the latest readings on the CPI, which was up
2.30% for the last twelve months, and has averaged 2.75% or so over the last dozen years.

We also added value by taking an overweight position in long-term TIIS after the big sell-off in July. We took some profits out of this trade after bonds rallied in September, reducing our position in TIIS maturing in 2028  by the end of the month.

Looking ahead, we'll continue to manage Inflation-Adjusted Bond with our investment objective outlined in the prospectus, which is to provide the total return and inflation protection consistent with an investment in inflation-protected securities. That said, the fund is not ideally suited to serve as an income investment because its yield will fluctuate with changes in inflation, and because shareholders must reinvest their dividends to realize the inflation protection an investment in the fund is intended to provide.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
0 - 5-Year Notes(1)                         23.8%                 25.1%
--------------------------------------------------------------------------------
5 - 10-Year Notes                           45.4%                 42.5%
--------------------------------------------------------------------------------
10 - 30-Year Notes                          30.8%                 32.4%
--------------------------------------------------------------------------------
(1)  Includes temporary cash investments.

-----

Inflation-Adjusted Bond - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 89.5%

       $48,321,225  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28                         $ 58,242,201
--------------------------------------------------------------------------------
        59,342,791  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                           74,762,660
--------------------------------------------------------------------------------
            97,497  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07                              107,277
--------------------------------------------------------------------------------
        51,449,804  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08                           57,744,379
--------------------------------------------------------------------------------
        38,998,814  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                           44,562,268
--------------------------------------------------------------------------------
        33,686,568  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                            39,550,153
--------------------------------------------------------------------------------
        30,429,504  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                            34,442,425
--------------------------------------------------------------------------------
         1,035,640  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                            1,165,743
--------------------------------------------------------------------------------
        52,468,101  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                            57,485,416
--------------------------------------------------------------------------------
        20,525,625  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                           20,423,055
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $360,772,745)                                                 388,485,577
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 9.9%

$39,539,725  TVA Inflation Indexed Notes,
             3.375%, 1/15/07
(Cost $40,798,451)                                                 $ 43,001,428
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.6%

Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a  joint trading account at 0.91%, dated
9/30/03, due 10/1/03 (Delivery value
$2,493,063)
(Cost $2,493,000)                                                     2,493,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $404,064,196)                                                $433,980,005
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

TVA = Tennessee Valley Authority

See Notes to Financial Statements.

                                                                          -----
                                                                          15

Short-Term Government - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                     ------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                          1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             1.90%      4.67%      4.91%      6.62%       12/15/82
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY/AGENCY
1- TO 3-YEAR INDEX(1)      2.85%      5.67%      5.79%      7.71%(2)       --
--------------------------------------------------------------------------------
Advisor Class              1.65%      4.41%       --        4.71%         7/8/98
--------------------------------------------------------------------------------

(1)  In June 2003, the Salomon 1- to 3-Year Treasury/Agency Index, the fund's benchmark since inception, became known as the Citigroup U.S.
     Treasury/Agency 1- to 3-Year Index.

(2)  Since 12/31/82, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
---------------------------------------------------------------------------------------------
                    1994   1995   1996    1997    1998    1999   2000    2001   2002    2003
---------------------------------------------------------------------------------------------
Investor Class     -0.13%  7.73%  4.87%   6.19%   7.29%   1.67%  5.78%   9.50%  4.70%   1.90%
---------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury/Agency
1- to 3-Year Index  1.11%  8.11%  5.70%   6.88%   7.92%   3.28%  5.92%  10.59%  5.87%   2.85%
---------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

Short-Term Government - Portfolio Commentary

By Bob Gahagan, portfolio manager

PERFORMANCE SUMMARY

Short-Term Government managed a positive return despite big swings in interest rates during the six months ended September 30. For the six months, Short-Term
Government returned 0.62%.* By comparison, the Citigroup  U.S. Treasury/Agency
1- to 3-Year Index returned 1.21%.

ECONOMIC AND MARKET REVIEW

It was a tale of two markets, with interest rates tumbling through about mid-June before shooting up in July. In the first three months of the period, manufacturing output slowed and the economy continued to shed jobs, pushing the unemployment rate up to a nine-year high of 6.4%. These lingering signs of weakness, combined with concerns about the possibility of deflation, convinced the Federal Reserve to cut short-term interest rates in late June to a 45-year low of 1%. In this environment, bond yields fell and prices rose, with the yield on the benchmark 10-year note getting down to 3.11%.

But the market reversed all those gains in July, which was one of the worst months for bonds in decades. Overall, the yield on the benchmark 10-year
Treasury shot up to 4.60% before finishing September at 3.94%.

That big reversal came as analysts began to call for healthy growth in the second half of 2003. Nevertheless, many economists are calling this a "jobless recovery" where hiring lags.  In general, this signals little upward pressure on wages and inflation, so  the Fed can afford to keep short-term interest rates at more than 40-year lows for an extended period.

Performance for the broad sectors of the government bond market for the six months shows Treasurys out in front of agency debt, which finished ahead of mortgage-backed securities. Mortgage bonds are traditionally valued for their combination of high credit quality and attractive yield, and tend to do best when interest rates are stable or change  only gradually.

But all the rate volatility in the last six months hindered their performance, as lower rates caused a huge spike in home loan prepayment activity, limiting returns for mortgage investors. And when rates shot up, prepayment activity declined and the duration of mortgages extended, which is undesirable when rates are rising.

--------------------------------------------------------------------------------
PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   1.9 yrs               2.1 yrs
--------------------------------------------------------------------------------
Average Duration                           2.0 yrs               1.9 yrs
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
YIELDS AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
   30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                       1.28%
--------------------------------------------------------------------------------
Advisor Class                                        1.04%
--------------------------------------------------------------------------------
   ANNUALIZED DISTRIBUTION RATE (ADR)
--------------------------------------------------------------------------------
Investor Class                                       1.53%
--------------------------------------------------------------------------------
Advisor Class                                        1.28%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

                                                                          -----
                                                                          17

Short-Term Government - Portfolio Commentary

PORTFOLIO STRATEGY

In terms of the portfolio, we worked to position Short-Term Government for the likelihood of stronger economic growth and higher rates in the second half of the year. That meant maintaining a fairly short duration, or interest rate sensitivity of the portfolio.

In terms of sector weightings, we added select government agency securities when yields spiked temporarily on news that government sponsored entities Fannie Mae and Freddie Mac could be subject to more government regulation going forward. We thought this was an excellent opportunity to add yield to the portfolio, because our view is that more effective oversight of these agencies would be good for bondholders.

Within the mortgage slice, we tried to limit the effect of rate volatility by holding 15-year mortgages, as well as commercial mortgage-backed securities and bonds backed by home-equity loans.

We maintained about half of fund assets in Treasury securities over the course of the six months, but shifted around our allocation within that slice. For example, we took some money off the table and sold longer-maturity Treasurys that had run up in price early in the period.

In addition, we moved out of Treasury inflation-indexed securities (TIIS). TIIS actually performed quite well for the six months, but with inflation dropping to such a low level, we took our profits from TIIS. We should emphasize though that these are short-term tactical trades we're talking about--we like the long-term outlook for TIIS given the prospects for growth and the dollar, among other reasons.

Going forward, we'll continue to manage the portfolio according to our investment objective outlined in the prospectus, which is to provide high current income and safety of principal consistent with an investment in short-term bonds.

--------------------------------------------------------------------------------
TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
U.S. Treasury Securities                    56.6%                 50.6%
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                                 14.4%                 11.4%
--------------------------------------------------------------------------------
Asset-Backed Securities                     12.2%                 10.7%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                   6.9%                 18.7%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            6.2%                  5.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  3.7%                  3.2%
--------------------------------------------------------------------------------

-----

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 56.6%

$       18,000,000  U.S. Treasury Bonds, 13.875%,
                    5/15/06                                       $  23,545,548
--------------------------------------------------------------------------------
        14,300,000  U.S. Treasury Bonds, 14.00%,
                    11/15/06                                         19,479,288
--------------------------------------------------------------------------------
        27,000,000  U.S. Treasury Bonds, 12.75%,
                    11/15/10                                         33,247,989
--------------------------------------------------------------------------------
        46,200,000  U.S. Treasury Notes, 3.00%,
                    2/29/04                                          46,593,439
--------------------------------------------------------------------------------
        35,000,000  U.S. Treasury Notes, 2.125%,
                    8/31/04                                          35,350,035
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Notes, 1.50%,
                    2/28/05                                         100,492,200
--------------------------------------------------------------------------------
        84,246,000  U.S. Treasury Notes, 1.625%,
                    4/30/05                                          84,765,966
--------------------------------------------------------------------------------
        40,000,000  U.S. Treasury Notes, 1.25%,
                    5/31/05                                          39,989,080
--------------------------------------------------------------------------------
        35,000,000  U.S. Treasury Notes, 1.50%,
                    7/31/05                                          35,091,630
--------------------------------------------------------------------------------
       110,000,000  U.S. Treasury Notes, 6.50%,
                    8/15/05                                         120,419,971
--------------------------------------------------------------------------------
         8,000,000  U.S. Treasury Notes, 7.00%,
                    7/15/06                                           9,116,256
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $546,717,497)                                                 548,091,402
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 14.4%

         1,692,819  Chase Mortgage Finance
                    Corp., Series 2002 A1,
                    Class 2A1, VRN, 6.20%,
                    10/1/03                                           1,704,811
--------------------------------------------------------------------------------
       104,328,321  Commercial Mortgage
                    Acceptance Corp. STRIPS --
                    INTEREST, Series 1998 C2,
                    Class X, VRN, 1.05%, 10/1/03                      4,859,092
--------------------------------------------------------------------------------
        12,092,163  FHLMC, Series 2574,
                    Class JM SEQ, 5.00%,
                    12/15/22                                         12,574,592
--------------------------------------------------------------------------------
        16,857,142  FHLMC, Series 2624,
                    Class FE SEQ, VRN, 1.42%,
                    10/15/03, resets monthly off
                    the 1-month LIBOR plus
                    0.30% with no caps                               16,852,169
--------------------------------------------------------------------------------
        16,134,034  FHLMC, Series 2625,
                    Class FJ SEQ, VRN, 1.42%,
                    10/15/03, resets monthly off
                    the 1-month LIBOR plus
                    0.30% with no caps                               16,150,927
--------------------------------------------------------------------------------
        14,682,897  FHLMC, Series 2630,
                    Class FJ, VRN, 1.47%,
                    10/15/03, resets monthly off
                    the 1-month LIBOR plus
                    0.35% with no caps                               14,682,427
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

$        9,985,115  First Union National Bank
                    Commercial Mortgage,
                    Series 2001 C3, Class A1 SEQ,
                    5.20%, 8/15/33                                $  10,500,426
--------------------------------------------------------------------------------
        19,976,465  FNMA STRIPS -- INTEREST,
                    Series 2002 T7, Class S1,
                    5.25%, 5/25/05                                    1,310,836
--------------------------------------------------------------------------------
        11,189,069  FNMA, Series 2001-68,
                    Class QH, 5.00%, 9/25/10                         11,218,082
--------------------------------------------------------------------------------
        14,545,134  FNMA, Series 2003-42,
                    Class FK, VRN, 1.52%,
                    10/25/03, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps                               14,584,391
--------------------------------------------------------------------------------
        23,439,170  FNMA, Series 2003-52,
                    Class KF SEQ, VRN, 1.52%,
                    10/25/03, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps                               23,522,684
--------------------------------------------------------------------------------
        27,356,388  GMAC Commercial Mortgage
                    Securities Inc. STRIPS --
                    INTEREST, Series 2000 C3,
                    Class X, VRN, 1.09%, 10/1/03
                    (Acquired 2/22/02, Cost
                    $1,881,820)(2)                                    1,779,533
--------------------------------------------------------------------------------
        10,000,000  J.P. Morgan Chase
                    Commercial Mortgage
                    Securities Corp., Series
                    2002 FL1A, Class A2, VRN,
                    1.56%, 10/14/03, resets
                    monthly off the 1-month
                    LIBOR plus 0.44% with no
                    caps (Acquired 4/3/02,
                    Cost $10,000,000)(2)                             10,003,140
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE  OBLIGATIONS
(Cost $138,789,620)                                                 139,743,110
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(1) -- 12.2%

            82,097  AmeriCredit Automobile
                    Receivables Trust, Series
                    1999 D, Class A3 SEQ, 7.02%,
                    12/12/05                                             82,879
--------------------------------------------------------------------------------
         8,200,000  Ameriquest Mortgage
                    Securities Inc., Series 2003-5,
                    Class A3 SEQ, 3.03%,
                    7/25/33                                           8,239,081
--------------------------------------------------------------------------------
        12,548,871  Ameriquest Mortgage
                    Securities Inc., Series 2003-8,
                    Class AV2, VRN, 1.55%,
                    10/25/03, resets monthly off
                    the 1-month LIBOR plus
                    0.43% with no caps                               12,553,527
--------------------------------------------------------------------------------
            44,278  AQ Finance Non-Improvement
                    Trust, Series 2001 3A,
                    Class CE, 8.84%, 2/25/32
                    (Acquired 12/5/01, Cost
                    $44,278)(2)                                          44,373
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          19

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

$        3,500,000  Argent Securities Inc., Series
                    2003 W3, Class AF3 SEQ,
                    3.99%, 9/25/30                               $    3,575,742
--------------------------------------------------------------------------------
         1,133,232  Asset Backed Funding Corp.
                    Non-Improvement Trust,
                    Series 2003, Class N1, 6.90%,
                    7/26/33                                           1,133,232
--------------------------------------------------------------------------------
        10,000,000  Bayview Financial Acquisition
                    Trust, Series 2002 BA,
                    Class A1, VRN, 1.625%,
                    10/27/03, resets monthly off
                    the 1-month LIBOR plus
                    0.50% with no caps
                    (Acquired 3/26/02, Cost
                    $10,000,000)(2)                                  10,037,960
--------------------------------------------------------------------------------
        10,400,000  Contimortgage Home Equity
                    Loan Trust, Series 1998-2,
                    Class A7, 6.57%, 3/15/23                         10,795,970
--------------------------------------------------------------------------------
        18,000,000  FHLMC Structured Pass
                    Through Securities, Series
                    T 49, Class AF2, 2.97%,
                    12/25/32                                         18,105,805
--------------------------------------------------------------------------------
        15,909,512  Ford Credit Auto Trust, Series
                    2001 E, Class A3 SEQ, VRN,
                    1.26%, 10/15/03, resets
                    monthly off the 1-month
                    LIBOR plus 0.14% with
                    no caps                                          15,920,967
--------------------------------------------------------------------------------
         4,831,103  Indymac NIM Trust SPMD,
                    Series 2002 B, VRN, 1.50%,
                    10/25/03, resets monthly off
                    the 1-month LIBOR plus
                    0.38% with no caps (AMBAC) (Radian)
                    (Acquired 10/4/02,
                    Cost $4,831,103)(2)                               4,837,581
--------------------------------------------------------------------------------
        14,271,820  Long Beach Mortgage Loan
                    Trust, Series 2003-3, Class A,
                    VRN, 1.44%, 10/25/03,
                    resets monthly off the
                    1-month LIBOR plus 0.32%
                    with no caps                                     14,265,797
--------------------------------------------------------------------------------
         5,453,368  Morgan Stanley Capital I,
                    Series 2002 NC2, Class A2,
                    VRN, 1.46%, 10/25/03,
                    resets monthly off the
                    1-month LIBOR plus 0.34%
                    with no caps                                      5,452,419
--------------------------------------------------------------------------------
         1,508,964  Option One Mortgage
                    Securities Corp. Non-
                    Improvement Trust, Series
                    2002-3, Class CTFS, VRN,
                    1.42%, 10/26/03, resets
                    monthly off the 1-month
                    LIBOR plus 0.30% with no
                    caps (Acquired 4/19/02,
                    Cost $1,508,964)(2)                               1,510,002
--------------------------------------------------------------------------------
         6,000,000  Residential Asset Mortgage
                    Products Inc., Series
                    2003 RZ4, Class A4 SEQ,
                    4.04%, 12/25/30                                   6,082,500
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

$        5,540,000  Saxon Asset Securities Trust,
                    Series 2003-3, Class AF3,
                    3.60%, 12/25/33                              $    5,701,774
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $117,585,539)                                                 118,339,609
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 6.2%

        25,000,000  FHLB, 1.875%, 6/15/06                            24,903,225
--------------------------------------------------------------------------------
        14,000,000  FNMA, 5.75%, 6/15/05                             15,023,120
--------------------------------------------------------------------------------
        20,000,000  FNMA, 1.60%, 7/8/05                              20,001,860
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $59,896,331)                                                   59,928,205
--------------------------------------------------------------------------------
FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 6.0%

           987,020  FHLMC, 6.50%, 1/1/11                              1,041,706
--------------------------------------------------------------------------------
         1,905,787  FHLMC, 6.50%, 5/1/11                              2,010,992
--------------------------------------------------------------------------------
         1,494,821  FHLMC, 6.50%, 12/1/12                             1,574,637
--------------------------------------------------------------------------------
         4,181,293  FHLMC, 6.00%, 2/1/13                              4,365,090
--------------------------------------------------------------------------------
           153,131  FHLMC, 7.00%, 11/1/13                               162,611
--------------------------------------------------------------------------------
           207,793  FHLMC, 7.00%, 12/1/14                               220,694
--------------------------------------------------------------------------------
         6,402,788  FHLMC, 6.00%, 1/1/15                              6,678,979
--------------------------------------------------------------------------------
         5,762,369  FHLMC, 5.50%, 11/1/17                             5,965,856
--------------------------------------------------------------------------------
           108,111  FNMA, 8.00%, 5/1/12                                 116,037
--------------------------------------------------------------------------------
         5,955,782  FNMA, 6.50%, 1/1/13                               6,300,377
--------------------------------------------------------------------------------
            65,439  FNMA, 6.50%, 3/1/13                                  69,225
--------------------------------------------------------------------------------
           617,462  FNMA, 6.00%, 6/1/13                                 646,215
--------------------------------------------------------------------------------
            51,626  FNMA, 6.50%, 6/1/13                                  54,605
--------------------------------------------------------------------------------
           148,471  FNMA, 6.00%, 1/1/14                                 155,363
--------------------------------------------------------------------------------
         1,443,372  FNMA, 6.00%, 7/1/14                               1,509,714
--------------------------------------------------------------------------------
         2,779,384  FNMA, 5.50%, 4/1/16                               2,878,616
--------------------------------------------------------------------------------
         2,895,487  FNMA, 7.50%, 5/1/16                               3,082,950
--------------------------------------------------------------------------------
         1,386,496  FNMA, 7.00%, 5/1/32                               1,467,156
--------------------------------------------------------------------------------
         1,869,267  FNMA, 7.00%, 5/1/32                               1,978,013
--------------------------------------------------------------------------------
         8,912,258  FNMA, 7.00%, 6/1/32                               9,430,738
--------------------------------------------------------------------------------
         1,827,025  FNMA, 7.00%, 6/1/32                               1,934,257
--------------------------------------------------------------------------------
         5,757,435  FNMA, 7.00%, 8/1/32                               6,092,380
--------------------------------------------------------------------------------
            59,702  GNMA, 5.50%, 1/20/09                                 62,514
--------------------------------------------------------------------------------
            33,975  GNMA, 9.00%, 12/20/16                                37,498
--------------------------------------------------------------------------------
           151,528  GNMA, 9.00%, 8/20/17                                167,394
--------------------------------------------------------------------------------
            80,650  GNMA, 9.50%, 11/20/19                                89,255
--------------------------------------------------------------------------------
TOTAL FIXED-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES
(Cost $55,740,048)                                                   58,092,872
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -0.9%

$           29,185  FHLMC, 4.97%, 8/1/18                           $     30,162
--------------------------------------------------------------------------------
           134,301  FHLMC, 3.72%, 11/1/18                               137,479
--------------------------------------------------------------------------------
           653,214  FHLMC, 3.35%, 9/1/20                                668,854
--------------------------------------------------------------------------------
           200,314  FHLMC, 3.625%, 1/1/21                               203,218
--------------------------------------------------------------------------------
            48,220  FHLMC, 4.61%, 6/1/21                                 49,262
--------------------------------------------------------------------------------
            79,081  FHLMC, 3.51%, 3/1/24                                 80,050
--------------------------------------------------------------------------------
            81,475  FNMA, 7.49%, 8/1/14                                  83,909
--------------------------------------------------------------------------------
           138,874  FNMA, 3.125%, 4/1/16                                139,174
--------------------------------------------------------------------------------
           107,707  FNMA, 3.02%, 8/1/16                                 110,895
--------------------------------------------------------------------------------
           107,232  FNMA, 4.43%, 1/1/17                                 109,566
--------------------------------------------------------------------------------
           404,878  FNMA, 6.17%, 5/1/17                                 411,141
--------------------------------------------------------------------------------
           307,857  FNMA, 5.66%, 7/1/17                                 320,258
--------------------------------------------------------------------------------
           113,663  FNMA, 5.89%, 7/1/17                                 114,617
--------------------------------------------------------------------------------
           130,517  FNMA, 3.25%, 2/1/18                                 134,572
--------------------------------------------------------------------------------
           258,194  FNMA, 3.54%, 2/1/18                                 264,230
--------------------------------------------------------------------------------
            86,540  FNMA, 3.08%, 5/1/18                                  89,084
--------------------------------------------------------------------------------
            99,610  FNMA, 3.26%, 6/1/18                                 100,882
--------------------------------------------------------------------------------
           130,351  FNMA, 3.05%, 8/1/19                                 133,501
--------------------------------------------------------------------------------
           896,806  FNMA, 3.64%, 9/1/19                                 920,098
--------------------------------------------------------------------------------
           296,948  FNMA, 3.08%, 1/1/20                                 301,319
--------------------------------------------------------------------------------
           133,798  FNMA, 3.92%, 3/1/21                                 138,245
--------------------------------------------------------------------------------
           109,724  FNMA, 3.81%, 8/1/21                                 111,311
--------------------------------------------------------------------------------
           270,340  FNMA, 3.76%, 5/1/22                                 273,729
--------------------------------------------------------------------------------
            72,862  FNMA, 4.81%, 5/1/22                                  74,988
--------------------------------------------------------------------------------
            87,972  FNMA, 3.95%, 1/1/23                                  91,124
--------------------------------------------------------------------------------
            34,196  FNMA, 3.75%, 6/1/23                                  35,508
--------------------------------------------------------------------------------
            36,678  FNMA, 3.75%, 7/1/23                                  38,085
--------------------------------------------------------------------------------
           384,940  FNMA, 3.42%, 8/1/23                                 396,568
--------------------------------------------------------------------------------
           148,440  FNMA, 3.64%, 8/1/23                                 152,914
--------------------------------------------------------------------------------
         2,574,182  FNMA, 5.85%, 5/1/25                               2,662,981
--------------------------------------------------------------------------------
            39,735  FNMA, 3.84%, 10/1/25                                 40,325
--------------------------------------------------------------------------------
            39,431  FNMA, 4.62%, 4/1/26                                  39,797
--------------------------------------------------------------------------------
            35,048  FNMA, 4.33%, 1/1/27                                  35,681
--------------------------------------------------------------------------------
            52,501  FNMA, 5.28%, 1/1/27                                  55,507
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

$           99,396  FNMA, 4.39%, 1/1/29                            $    102,283
--------------------------------------------------------------------------------
            54,211  GNMA, 4.375%, 5/20/17                                55,518
--------------------------------------------------------------------------------
           155,309  GNMA, 4.875%, 2/20/21                               159,750
--------------------------------------------------------------------------------
            61,601  GNMA, 6.125%, 11/20/21                               63,097
--------------------------------------------------------------------------------
             2,473  GNMA, 4.375%, 1/20/22                                 2,527
--------------------------------------------------------------------------------
           108,679  GNMA, 6.25%, 8/20/26                                110,983
--------------------------------------------------------------------------------
TOTAL ADJUSTABLE-RATE U.S.
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $9,073,475)                                                     9,043,192
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.7%

Repurchase Agreement, Morgan Stanley
Group, Inc., (U.S. Treasury obligations),
in a  joint trading account at 0.91%, dated
9/30/03, due 10/1/03 (Delivery value
$36,336,918)
(Cost $36,336,000)                                                   36,336,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $964,138,510)                                                $969,574,390
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas
Securities Corp., (U.S. Government Agency
obligations), 1.13%, dated 9/30/03, due
10/1/03 (Delivery value $177,241,094)                              $177,235,531
--------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES
--------------------------------------------------------------------------------
       $12,000,000  Bear Stearns Companies, Inc.,
                    VRN, 1.37%, 10/31/03                             12,000,000
--------------------------------------------------------------------------------
        25,000,000  Wells Fargo Bank, N.A.,
                    1.07%, 10/23/03                                  25,000,000
--------------------------------------------------------------------------------
                                                                     37,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $214,235,531)                                                $214,235,531
================================================================================

See Notes to Financial Statements.                                 (continued)

                                                                          -----
                                                                          21

Short-Term Government - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2003.

(1)  Final maturity indicated, unless otherwise noted.

(2)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2003, was
     $28,212,589, which represented 2.9% of net assets.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

See Notes to Financial Statements.

-----

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     GOVERNMENT
                                                   GINNIE MAE           BOND
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$1,802,527,226 and $589,835,152,
respectively) -- including securities on
loan valued at $-- and $152,785,207,
respectively                                     $1,843,415,500    $604,791,810
-------------------------------------------
Repurchase agreements, at value
(cost of $343,458,000 and
$63,174,000, respectively)                          343,458,000      63,174,000
-------------------------------------------
Collateral received on securities loaned,
at value (cost of $-- and $155,156,970,
respectively)                                            --         155,156,970
-------------------------------------------
Receivable for investments sold                      51,833,984         812,813
-------------------------------------------
Receivable for capital shares sold                      431,243         133,830
-------------------------------------------
Interest receivable                                   8,915,672       4,899,656
--------------------------------------------------------------------------------
                                                  2,248,054,399     828,969,079
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                                   65,621       6,363,006
-------------------------------------------
Payable for collateral received
on securities loaned                                     --         155,156,970
-------------------------------------------
Payable for investments purchased                   373,435,156     100,453,143
-------------------------------------------
Payable for capital shares redeemed                      60,041          --
-------------------------------------------
Accrued management fees                                 877,673         225,401
-------------------------------------------
Distribution fees payable                                15,648           9,102
-------------------------------------------
Service fees payable                                     14,746           9,102
-------------------------------------------
Dividends payable                                       745,613         146,958
--------------------------------------------------------------------------------
                                                    375,214,498     262,363,682
--------------------------------------------------------------------------------
NET ASSETS                                       $1,872,839,901    $566,605,397
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                  $1,868,541,528    $540,553,113
-------------------------------------------
Accumulated undistributed net
realized gain (loss) on
investment transactions                             (36,589,901)     11,095,626
-------------------------------------------
Net unrealized appreciation
on investments                                       40,888,274      14,956,658
--------------------------------------------------------------------------------
                                                 $1,872,839,901    $566,605,397
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                       $1,800,423,318    $522,437,144
-------------------------------------------
Shares outstanding                                  168,884,003      46,634,020
-------------------------------------------
Net asset value per share                                $10.66          $11.20
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                          $68,072,910     $44,168,253
-------------------------------------------
Shares outstanding                                    6,385,403       3,942,567
-------------------------------------------
Net asset value per share                                $10.66          $11.20
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                           $4,343,673             N/A
-------------------------------------------
Shares outstanding                                      407,448             N/A
-------------------------------------------
Net asset value per share                                $10.66             N/A
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          23

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     GOVERNMENT
                                                   GINNIE MAE           BOND
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$401,571,196 and $927,802,510,
respectively) -- including securities on
loan valued at $-- and $210,343,029,
respectively                                       $431,487,005    $933,238,390
-------------------------------------------
Repurchase agreements, at value
(cost of $2,493,000 and
$36,336,000, respectively)                            2,493,000      36,336,000
-------------------------------------------
Cash                                                     71,598         511,443
-------------------------------------------
Collateral received on securities loaned,
at value (cost of $-- and $214,235,531,
respectively)                                            --         214,235,531
-------------------------------------------
Receivable for investments sold                          --               7,148
-------------------------------------------
Receivable for capital shares sold                      347,174          22,523
-------------------------------------------
Interest receivable                                   3,448,334       6,647,970
--------------------------------------------------------------------------------
                                                    437,847,111   1,190,999,005
-------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
on securities loaned                                    --          214,235,531
-------------------------------------------
Accrued management fees                                 158,343         454,868
-------------------------------------------
Distribution fees payable                                11,354          12,520
-------------------------------------------
Service fees payable                                     11,354          12,520
-------------------------------------------
Dividends payable                                        86,175          76,783
--------------------------------------------------------------------------------
                                                        267,226     214,792,222
--------------------------------------------------------------------------------
NET ASSETS                                         $437,579,885    $976,206,783
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                    $405,254,848  $1,004,047,164
-------------------------------------------
Accumulated undistributed net
realized gain (loss) on
investment transactions                               2,409,228     (33,276,261)
-------------------------------------------
Net unrealized appreciation
on investments                                       29,915,809       5,435,880
--------------------------------------------------------------------------------
                                                   $437,579,885    $976,206,783
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                         $339,966,545    $917,634,691
-------------------------------------------
Shares outstanding                                   30,821,964      95,029,649
-------------------------------------------
Net asset value per share                                $11.03           $9.66
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                          $39,935,805             N/A
-------------------------------------------
Shares outstanding                                    3,620,641             N/A
-------------------------------------------
Net asset value per share                                $11.03             N/A
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                          $57,677,535     $58,572,092
-------------------------------------------
Shares outstanding                                    5,229,145       6,065,684
-------------------------------------------
Net asset value per share                                $11.03           $9.66
--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                           GOVERNMENT      INFLATION-        SHORT-TERM
                                            GINNIE MAE        BOND        ADJUSTED BOND      GOVERNMENT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
INCOME:
-------------------------------------
Interest                                  $55,981,056     $9,675,488      $9,893,703       $12,313,589
-------------------------------------
Securities lending                             --             18,636           3,936            19,721
-----------------------------------------------------------------------------------------------------------
                                           55,981,056      9,694,124       9,897,639        12,333,310
-----------------------------------------------------------------------------------------------------------

EXPENSES:
-------------------------------------
Management fees                             5,844,733      1,476,763       1,012,578         2,839,988
-------------------------------------
Distribution fees:
-------------------------------------
  Advisor Class                                90,229         56,287          61,780            81,940
-------------------------------------
  C Class                                      12,718         --              --                 --
-------------------------------------
Service fees:
-------------------------------------
  Advisor Class                                90,229         56,287          61,780            81,940
-------------------------------------
  C Class                                       6,359         --              --                 --
-------------------------------------
Trustees' fees and expenses                    35,026         10,425           7,491            16,945
-------------------------------------
Other expenses                                  3,590            763             709             1,032
---------------------------------------------------------------------------------------------------------
                                            6,082,884      1,600,525       1,144,338         3,021,845
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      49,898,172      8,093,599       8,753,301         9,311,465
---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions                (23,475,938)     3,684,227         616,489         1,023,038
-------------------------------------
Change in net unrealized
appreciation on investments               (15,366,114)    (6,700,814)      5,040,551        (5,093,505)
---------------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                    (38,842,052)    (3,016,587)      5,657,040        (4,070,467)
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                 $11,056,120     $5,077,012     $14,410,341        $5,240,998
=========================================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          25

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MARCH 31, 2003
---------------------------------------------------------------------------------------------------------
                                                    GINNIE MAE                    GOVERNMENT BOND
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS       SEPT. 30, 2003    MARCH 31, 2003   SEPT. 30, 2003  MARCH 31, 2003
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                    $49,898,172      $105,805,194       $8,093,599     $19,296,219
-------------------------------------
Net realized gain (loss)                 (23,475,938)        6,248,584        3,684,227      22,391,383
-------------------------------------
Change in net
unrealized appreciation                  (15,366,114)       39,247,294       (6,700,814)     24,417,942
---------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                 11,056,120        151,301,072       5,077,012      66,105,544
---------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------
  Investor Class                         (48,120,573)      (102,787,971)     (7,553,839)    (17,852,193)
-------------------------------------
  Advisor Class                           (1,672,056)       (2,897,031)       (539,760)      (1,444,026)
-------------------------------------
  C Class                                  (105,543)         (120,192)           --              --
-------------------------------------
From net realized gains:
-------------------------------------
  Investor Class                              --                --               --         (16,460,933)
-------------------------------------
  Advisor Class                               --                --               --          (1,407,634)
---------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (49,898,172)      (105,805,194)     (8,093,599)    (37,164,786)
---------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                       (269,752,592)      392,581,924     (65,266,921)     142,350,893
---------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            (308,594,644)      438,077,802     (68,283,508)     171,291,651

NET ASSETS
---------------------------------------------------------------------------------------------------------
Beginning of period                      2,181,434,545     1,743,356,743     634,888,905     463,597,254
---------------------------------------------------------------------------------------------------------
End of period                           $1,872,839,901    $2,181,434,545    $566,605,397    $634,888,905
=========================================================================================================

See Notes to Financial Statements.                                  (continued)

-----

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------------------------------
                                             INFLATION-ADJUSTED BOND         SHORT-TERM GOVERNMENT
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS       SEPT. 30, 2003  MARCH 31, 2003   SEPT. 30, 2003  MARCH 31, 2003
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                    $8,753,301      $14,235,928      $9,311,465       $28,208,819
-------------------------------------
Net realized gain                           616,489        7,123,901       1,023,038        11,569,300
-------------------------------------
Change in net
unrealized appreciation                   5,040,551       23,806,968      (5,093,505)       10,230,643
--------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                14,410,341       45,166,797       5,240,998        50,008,762
--------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------
  Investor Class                         (7,108,310)    (12,796,972)      (8,780,696)      (26,921,124)
-------------------------------------
  Institutional Class                      (770,867)       (530,895)           --               --
-------------------------------------
  Advisor Class                            (874,124)       (908,061)        (530,769)       (1,287,695)
-------------------------------------
From net realized gains:
-------------------------------------
  Investor Class                              --         (4,428,497)          --               --
-------------------------------------
  Institutional Class                         --           (369,659)           --               --
-------------------------------------
  Advisor Class                               --           (402,625)           --               --
--------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (8,753,301)    (19,436,709)      (9,311,465)      (28,208,819)
--------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                        3,738,839     207,323,249      (45,237,023)      135,085,372
--------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                             9,395,879     233,053,337      (49,307,490)      156,885,315

NET ASSETS
--------------------------------------------------------------------------------------------------------
Beginning of period                     428,184,006     195,130,669    1,025,514,273       868,628,958
--------------------------------------------------------------------------------------------------------
End of period                          $437,579,885    $428,184,006     $976,206,783    $1,025,514,273
========================================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          27

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (Ginnie Mae), Government
Bond Fund (Government Bond), Inflation-Adjusted Bond Fund (Inflation-Adjusted),
and Short-Term Government Fund (Short-Term Government) (collectively, the funds)
are four funds in a series issued by the trust. The funds are diversified under the 1940 Act.

Ginnie Mae seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Government National Mortgage Association securities. Government
Bond seeks high current income and intends to pursue this objective by investing in securities, including mortgage-backed securities, issued or guaranteed by the
U.S. government and its agencies and instrumentalities. Inflation-Adjusted seeks to provide total return and inflation protection consistent with investment  in inflation-indexed securities issued by the  U.S. Treasury and the U.S.
government and its agencies and instrumentalities. In addition,
Inflation-Adjusted also may invest in U.S. Treasury securities that are not indexed to inflation for liquidity and total return, if the fund managers believe there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Short-Term Government seeks to provide investors with a high level of current income, consistent with stability of principal.
Short-Term Government intends to pursue its objective by investing in securities of the U.S. government and its agencies and instrumentalities. Short-Term
Government may also invest up to 20% of its total assets in investment-grade debt securities of U.S. companies. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- Government Bond and Short-Term Government are authorized to issue the Investor Class and the Advisor Class. Inflation-Adjusted is authorized to issue the Investor Class, the Institutional Class, and the Advisor Class.
Ginnie Mae is authorized to issue the Investor Class, the Advisor Class, and the
C Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Government Bond, Inflation-Adjusted, and Short-Term
Government may lend portfolio securities through the lending agent to certain approved borrowers in order to earn additional income. Government Bond,
Inflation-Adjusted, and Short-Term Government continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions  that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
Each fund requires that the collateral, represented by securities, received in a repurchase transaction  be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

                                                                    (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company  under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee for Ginnie Mae and Short-Term Government range from 0.2425% to 0.3600% and for Government Bond and Inflation-Adjusted range from 0.1625% to 0.2800%. The rates for the Complex
Fee (Investor Class and C Class) for the funds range from 0.2900% to 0.3100%.
The Institutional Class and the Advisor Class Class is 0.2000% and 0.2500% less at each point within the Complex Fee range, respectively.

The effective annual management fees for the six months ended September 30,
2003, were as follows:

--------------------------------------------------------------------------------
                                     GOVERNMENT      INFLATION-    SHORT-TERM
                       GINNIE MAE       BOND       ADJUSTED BOND   GOVERNMENT
--------------------------------------------------------------------------------
Investor Class           0.58%         0.50%          0.50%          0.58%
--------------------------------------------------------------------------------
Institutional Class       --             --           0.30%           --
--------------------------------------------------------------------------------
Advisor Class            0.33%         0.25%          0.25%          0.33%
--------------------------------------------------------------------------------
C Class                  0.58%           --            --             --
--------------------------------------------------------------------------------

                                                                    (continued)

                                                                          -----
                                                                          29

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for the C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor
Class and C Class will pay American Century Investment Services, Inc. (ACIS) the
following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                     C
-------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.50%
-------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
-------------------------------------------------------------------------------

The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for  C Class shares. Fees incurred under the plans during the six months ended September 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit agreement with J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The funds, except Ginnie Mae, have a securities lending agreement with JPMorgan Chase Bank (Chase). Chase is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2003, were as follows:

---------------------------------------------------------------------------------------------
                                                   GOVERNMENT     INFLATION-     SHORT-TERM
                                   GINNIE MAE         BOND       ADJUSTED BOND   GOVERNMENT
---------------------------------------------------------------------------------------------
PURCHASES
---------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations               $3,800,099,697   $894,572,316    $99,274,549   $956,624,696
---------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations          --              --             --         $41,632,018
---------------------------------------------------------------------------------------------
PROCEEDS FROM SALES
---------------------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations               $4,112,885,343  $1,001,201,097   $99,638,829  $1,163,576,357
---------------------------------------------------------------------------------------------
Investment securities other
than U.S. Treasury &
Government Agency Obligations          --              --             --         $40,916,310
---------------------------------------------------------------------------------------------

                                                                    (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

-------------------------------------------------------------------------------------------------
                                                GINNIE MAE               GOVERNMENT BOND
-------------------------------------------------------------------------------------------------
                                          SHARES         AMOUNT        SHARES         AMOUNT
-------------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
-------------------------------------
Sold                                    16,517,847    $177,081,466     4,835,958     $54,243,254
-------------------------------------
Issued in reinvestment
of distributions                         3,847,558      41,080,395       592,010       6,625,702
-------------------------------------
Redeemed                               (45,058,788)   (480,695,742)  (11,288,032)   (126,111,610)
-------------------------------------------------------------------------------------------------
Net decrease                           (24,693,383)  $(262,533,881)   (5,860,064)   $(65,242,654)
=================================================================================================
YEAR ENDED MARCH 31, 2003
-------------------------------------
Sold                                    75,200,667    $814,587,033    18,466,438    $206,166,710
-------------------------------------
Issued in connection
with acquisition                            --             --         14,082,763     158,238,352
-------------------------------------
Issued in reinvestment
of distributions                         8,105,950      87,847,828     2,731,619      30,435,878
-------------------------------------
Redeemed                               (50,468,754)   (546,331,876)  (22,519,477)   (251,974,143)
-------------------------------------------------------------------------------------------------
Net increase                            32,837,863    $356,102,985    12,761,343    $142,866,797
=================================================================================================

ADVISOR CLASS
-------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
-------------------------------------
Sold                                     1,377,599     $14,765,763     1,996,970     $22,418,270
-------------------------------------
Issued in reinvestment
of distributions                           153,486       1,638,355        45,511         509,065
-------------------------------------
Redeemed                                (2,150,023)    (22,985,494)   (2,052,422)    (22,951,602)
-------------------------------------------------------------------------------------------------
Net decrease                              (618,938)    $(6,581,376)       (9,941)       $(24,267)
=================================================================================================
YEAR ENDED MARCH 31, 2003
-------------------------------------
Sold                                     4,974,343     $53,919,266     7,346,048     $81,081,338
-------------------------------------
Issued in connection
with acquisition                            --             --            245,275       2,755,987
-------------------------------------
Issued in reinvestment
of distributions                           257,125       2,787,669       241,409       2,689,868
-------------------------------------
Redeemed                                (2,262,447)    (24,480,266)   (7,868,072)    (87,043,097)
-------------------------------------------------------------------------------------------------
Net increase (decrease)                  2,969,021     $32,226,669       (35,340)      $(515,904)
=================================================================================================

C CLASS
-------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
-------------------------------------
Sold                                       216,142      $2,326,329           N/A            N/A
-------------------------------------
Issued in reinvestment
of distributions                             8,521          91,002
-------------------------------------
Redeemed                                  (285,244)     (3,054,666)
-------------------------------------------------------------------------------------------------
Net decrease                               (60,581)      $(637,335)
=================================================================================================
YEAR ENDED MARCH 31, 2003
-------------------------------------
Sold                                       454,915      $4,938,757           N/A            N/A
-------------------------------------
Issued in reinvestment
of distributions                             9,957         108,082
-------------------------------------
Redeemed                                   (73,074)       (794,569)
-------------------------------------------------------------------------------------------------
Net increase                               391,798      $4,252,270
=================================================================================================

                                                                    (continued)

                                                                          -----
                                                                          31

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-------------------------------------------------------------------------------------------------
                                          INFLATION-ADJUSTED BOND       SHORT-TERM GOVERNMENT
-------------------------------------------------------------------------------------------------
                                          SHARES         AMOUNT        SHARES          AMOUNT
-------------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
-------------------------------------
Sold                                    11,805,750    $128,651,363    7,000,372      $67,640,557
-------------------------------------
Issued in reinvestment
of distributions                           580,933       6,341,702      863,138        8,338,712
-------------------------------------
Redeemed                               (13,996,493)   (151,482,466) (11,595,128)    (111,968,532)
-------------------------------------------------------------------------------------------------
Net decrease                            (1,609,810)   $(16,489,401)  (3,731,618)    $(35,989,263)
=================================================================================================
YEAR ENDED MARCH 31, 2003
-------------------------------------
Sold                                    34,199,013    $361,542,532   30,199,035     $291,458,310
-------------------------------------
Issued in reinvestment
of distributions                         1,532,791      16,061,714    2,648,944       25,574,297
-------------------------------------
Redeemed                               (22,048,697)   (234,800,884) (22,060,232)    (212,645,145)
-------------------------------------------------------------------------------------------------
Net increase                            13,683,107    $142,803,362   10,787,747     $104,387,462
=================================================================================================

INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
-------------------------------------
Sold                                       840,855      $9,108,330          N/A              N/A
-------------------------------------
Issued in reinvestment
of distributions                            70,395         768,333
-------------------------------------
Redeemed                                  (438,481)     (4,786,398)
-------------------------------------------------------------------------------------------------
Net increase                               472,769      $5,090,265
=================================================================================================
PERIOD ENDED MARCH 31, 2003(1)
-------------------------------------
Sold                                     3,617,397     $39,202,144          N/A              N/A
-------------------------------------
Issued in reinvestment
of distributions                            85,246         900,554
-------------------------------------
Redeemed                                  (554,771)     (5,940,867)
-------------------------------------------------------------------------------------------------
Net increase                             3,147,872     $34,161,831
=================================================================================================

ADVISOR CLASS
-------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
-------------------------------------
Sold                                     2,167,101     $23,505,180    3,008,557      $29,026,140
-------------------------------------
Issued in reinvestment
of distributions                            78,603         858,426       54,544          527,011
-------------------------------------
Redeemed                                  (852,664)     (9,225,631)  (4,022,403)     (38,800,911)
-------------------------------------------------------------------------------------------------
Net increase (decrease)                  1,393,040     $15,137,975     (959,302)     $(9,247,760)
=================================================================================================
YEAR ENDED MARCH 31, 2003
-------------------------------------
Sold                                     3,825,358     $40,660,830    7,059,969      $68,152,692
-------------------------------------
Issued in reinvestment
of distributions                           122,837       1,292,403      132,197        1,277,045
-------------------------------------
Redeemed                                (1,083,598)    (11,595,177)  (4,018,226)     (38,731,827)
-------------------------------------------------------------------------------------------------
Net increase                             2,864,597     $30,358,056    3,173,940      $30,697,910
=================================================================================================

(1)  October 1, 2002 (commencement of sale) through March 31, 2003 for
     Inflation-Adjusted Bond.

                                                                    (continued)

-----

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPM. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30,
2003.

6. SECURITIES LENDING

As of September 30, 2003, securities in Government Bond and Short-Term
Government valued at $152,785,207 and $210,343,029, respectively, were on loan through the lending agent, Chase, to certain approved borrowers. Chase receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. The total value of all collateral received, at this date, was
$155,156,970 and $214,235,531, for Government Bond and Short-Term Government,
respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

7. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of September 30, 2003, the components of investments for federal income tax purposes were  as follows:

------------------------------------------------------------------------------------------------
                                                         GOVERNMENT    INFLATION-     SHORT-TERM
                                          GINNIE MAE        BOND      ADJUSTED BOND   GOVERNMENT
-------------------------------------------------------------------------------------------------
Federal tax cost of investments       $2,146,595,399   $653,178,987   $405,410,592  $964,143,588
=================================================================================================
Gross tax appreciation of investments    $40,548,416    $15,562,558    $28,569,413    $6,170,326
---------------------------------------
Gross tax depreciation of investments       (270,315)      (775,735)         --         (739,524)
-------------------------------------------------------------------------------------------------
Net tax appreciation of investments      $40,278,101    $14,786,823    $28,569,413    $5,430,802
=================================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2003:

-------------------------------------------------------------------------------------------------
                                                    GOVERNMENT      INFLATION-        SHORT-TERM
                                    GINNIE MAE         BOND        ADJUSTED BOND      GOVERNMENT
-------------------------------------------------------------------------------------------------
Accumulated capital losses         $(9,326,881)         --              --          $(34,294,221)
-------------------------------------------------------------------------------------------------
Capital loss deferral              $(3,176,909)      $(4,423)           --                --
-------------------------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2005 through 2011 for
Ginnie Mae and 2004 through 2009 for Short-Term Government.

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2003. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

                                                                          -----
                                                                          33

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

8. REORGANIZATION PLANS

2002 REORGANIZATION -- On September 3, 2002, Government Bond acquired all of the net assets of Treasury Fund (Treasury), pursuant to a plan of reorganization approved by shareholders of Treasury on August 2, 2002. Treasury is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization. In order to maintain Treasury's financial history, shares of Treasury were issued in exchange for shares of
Government Bond. However, at the completion of the reorganization all shares outstanding represented ownership in Government Bond.

The acquisition was accomplished by a tax-free exchange of 14,793,482 shares of
Government Bond Investor Class for 14,082,763 shares of Treasury Investor Class and 257,653 shares of Government Bond Advisor Class for 245,275 shares of
Treasury Advisor Class outstanding on September 3, 2002. The net assets of
Government Bond, immediately before the acquisition were $160,994,339, consisting of $158,238,352 Investor Class net assets and $2,755,987 Advisor
Class net assets. Immediately before the acquisition, the net assets of Treasury were $532,841,614, consisting of $478,217,637 Investor Class net assets and
$54,623,977 Advisor Class net assets. The combined net assets, immediately following the acquisition were $693,835,953, consisting of $636,455,989 Investor
Class net assets and $57,379,964 Advisor Class net assets. Government Bond unrealized appreciation of $4,186,433 was combined with that of Treasury.

Included in the financial history of Government Bond is capital loss carryovers of $3,568,388 which were acquired and have since expired.

-----

Ginne Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------
                                                        INVESTOR CLASS
------------------------------------------------------------------------------------------------
                              2003(1)     2003        2002        2001        2000       1999
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $10.85     $10.58      $10.63      $10.16      $10.62     $10.67
------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income         0.26       0.56        0.62        0.68        0.67       0.64
---------------------------
  Net Realized and
  Unrealized Gain (Loss)       (0.19)      0.27       (0.05)       0.47       (0.46)     (0.05)
------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.07       0.83        0.57        1.15        0.21       0.59
------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income            (0.26)     (0.56)      (0.62)      (0.68)      (0.67)     (0.64)
------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.66     $10.85      $10.58      $10.63      $10.16     $10.62
================================================================================================
  TOTAL RETURN(2)               0.70%      8.03%       5.43%      11.70%       2.01%      5.66%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets         0.58%(3)     0.59%       0.59%       0.59%       0.59%      0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                    4.89%(3)     5.19%       5.75%       6.57%       6.42%      5.98%
---------------------------
Portfolio Turnover Rate           179%      356%        218%        143%        133%       119%
---------------------------
Net Assets, End of Period
(in thousands)             $1,800,423 $2,100,358  $1,699,876  $1,358,978  $1,240,003 $1,415,607
------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          35

Ginne Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------
                                                         ADVISOR CLASS
------------------------------------------------------------------------------------------------
                                2003(1)     2003       2002      2001        2000       1999
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.85     $10.58     $10.63    $10.16      $10.62     $10.67
------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income           0.25       0.54       0.59      0.65        0.64       0.61
---------------------------
  Net Realized and
  Unrealized Gain (Loss)         (0.19)      0.27      (0.05)     0.47       (0.46)     (0.05)
------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.06       0.81       0.54      1.12        0.18       0.56
------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (0.25)     (0.54)     (0.59)    (0.65)      (0.64)     (0.61)
------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.66     $10.85     $10.58    $10.63      $10.16     $10.62
================================================================================================
  TOTAL RETURN(2)                 0.57%      7.76%      5.17%    11.42%       1.76%      5.40%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets           0.83%(3)     0.84%      0.84%     0.84%       0.84%      0.84%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                      4.64%(3)     4.94%      5.50%     6.32%       6.17%      5.73%
---------------------------
Portfolio Turnover Rate             179%      356%       218%      143%        133%       119%
---------------------------
Net Assets, End of Period
(in thousands)                  $68,073    $75,999    $42,675   $28,102     $13,080     $6,910
------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

-----

Ginne Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         C CLASS
--------------------------------------------------------------------------------
                                           2003(1)         2003          2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                        $10.85         $10.57         $10.63
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income                     0.22           0.48           0.41
-------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                              (0.19)          0.28          (0.06)
--------------------------------------------------------------------------------
  Total From Investment Operations          0.03           0.76           0.35
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income               (0.22)         (0.48)         (0.41)
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $10.66         $10.85         $10.57
================================================================================
  TOTAL RETURN(3)                           0.32%          7.23%          3.41%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.33%(4)         1.33%        1.34%(4)
-------------------------------------
Ratio of Net Investment Income
to Average Net Assets                     4.14%(4)         4.45%        4.84%(4)
-------------------------------------
Portfolio Turnover Rate                       179%          356%         218%(5)
-------------------------------------
Net Assets, End of Period
(in thousands)                              $4,344        $5,078            $806
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  June 15, 2001 (commencement of sale) through March 31, 2002.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

                                                                          -----
                                                                          37

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                                       INVESTOR CLASS
---------------------------------------------------------------------------------------------
                              2003(1)     2003       2002      2001       2000        1999
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $11.25     $10.60     $10.76    $10.03     $10.45      $10.56
---------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income         0.15       0.38       0.48      0.55       0.53        0.54
---------------------------
  Net Realized and
  Unrealized Gain (Loss)       (0.05)      0.99      (0.16)     0.73      (0.37)       0.10
---------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.10       1.37       0.32      1.28       0.16        0.64
---------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income            (0.15)     (0.38)     (0.48)    (0.55)     (0.53)      (0.54)
---------------------------
  From Net Realized Gains        --       (0.34)       --        --       (0.05)      (0.21)
---------------------------------------------------------------------------------------------
  Total Distributions          (0.15)     (0.72)     (0.48)    (0.55)     (0.58)      (0.75)
---------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $11.20    $11.25     $10.60    $10.76     $10.03      $10.45
=============================================================================================
  TOTAL RETURN(2)                0.88%    13.17%      3.01%    13.17%      1.51%       6.09%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets         0.50%(3)     0.51%      0.51%     0.51%      0.51%       0.51%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                    2.66%(3)     3.34%      4.45%     5.37%      5.11%       5.01%
---------------------------
Portfolio Turnover Rate           150%      229%       164%      108%       171%        221%
---------------------------
Net Assets, End of Period
(in thousands)                $522,437   $590,433   $421,312  $391,306   $329,995    $435,494
---------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

-----

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                         ADVISOR CLASS
-----------------------------------------------------------------------------------------
                              2003(1)     2003     2002      2001       2000      1999
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $11.25     $10.60   $10.76    $10.03     $10.45    $10.56
-----------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income         0.13      0.35     0.46      0.53       0.50      0.51
---------------------------
  Net Realized and
  Unrealized Gain (Loss)       (0.05)     0.99    (0.16)     0.73      (0.37)     0.10
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.08      1.34     0.30      1.26       0.13      0.61
-----------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income            (0.13)    (0.35)   (0.46)    (0.53)     (0.50)    (0.51)
---------------------------
  From Net Realized Gains       --       (0.34)     --        --       (0.05)    (0.21)
-----------------------------------------------------------------------------------------
  Total Distributions          (0.13)    (0.69)   (0.46)    (0.53)     (0.55)    (0.72)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $11.20     $11.25   $10.60    $10.76     $10.03    $10.45
=========================================================================================
  TOTAL RETURN(2)              0.76%     12.89%    2.75%    12.89%      1.25%     5.83%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets        0.75%(3)     0.76%    0.76%     0.76%      0.76%     0.76%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                   2.41%(3)     3.09%    4.20%     5.12%      4.86%     4.76%
---------------------------
Portfolio Turnover Rate       150%         229%     164%      108%       171%      221%
---------------------------
Net Assets, End of Period
(in thousands)               $44,168     $44,456  $42,285    $9,898    $11,689    $6,117
-----------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          39

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------
                                                  INVESTOR CLASS
-----------------------------------------------------------------------------------------
                             2003(1)    2003     2002      2001      2000        1999
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.86     $9.89     $9.87     $9.41    $9.48       $9.63
-----------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income        0.22      0.48      0.38      0.67     0.58        0.47
---------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.17      1.12      0.02      0.46    (0.07)      (0.15)
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.39      1.60      0.40      1.13     0.51        0.32
-----------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income           (0.22)    (0.48)    (0.38)    (0.67)   (0.58)      (0.47)
---------------------------
  From Net Realized Gains      --       (0.15)     --(2)      --       --          --
-----------------------------------------------------------------------------------------
  Total Distributions         (0.22)    (0.63)    (0.38)    (0.67)   (0.58)      (0.47)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $11.03    $10.86     $9.89     $9.87    $9.41       $9.48
=========================================================================================
  TOTAL RETURN(3)              3.60%    16.42%     4.16%    12.62%    5.52%       3.37%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets       0.50%(4)    0.51%     0.51%     0.51%     0.51%       0.49%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                  3.95%(4)    4.20%     3.12%     6.75%     6.06%       4.84%
---------------------------
Portfolio Turnover Rate       23%        136%       40%       39%       52%        127%
---------------------------
Net Assets, End of Period
(in thousands)             $339,967  $352,315  $185,518   $57,577   $18,610      $8,980
-----------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

-----

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                            2003(1)     2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $10.86      $10.84
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income                                      0.23        0.20
------------------------------------------------------
  Net Realized and Unrealized Gain                           0.17        0.17
--------------------------------------------------------------------------------
  Total From Investment Operations                           0.40        0.37
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                (0.23)      (0.20)
------------------------------------------------------
  From Net Realized Gains                                     --        (0.15)
--------------------------------------------------------------------------------
  Total Distributions                                       (0.23)      (0.35)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $11.03      $10.86
================================================================================
  TOTAL RETURN(3)                                            3.71%       3.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                      0.30%(4)     0.31%(4)
------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                      4.15%(4)     3.80%(4)
------------------------------------------------------
Portfolio Turnover Rate                                      23%         136%(5)
------------------------------------------------------
Net Assets, End of Period
(in thousands)                                              $39,936      $34,196
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  October 1, 2002 (commencement of sale) through March 31, 2003.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

                                                                          -----
                                                                          41

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
------------------------------------------------------------------------------------------
                              2003(1)     2003       2002      2001      2000     1999(2)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.86      $9.89      $9.87     $9.41     $9.48     $9.64
------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income        0.20       0.45       0.36      0.65      0.56      0.34
---------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.17       1.12       0.02      0.46     (0.07)    (0.16)
------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.37       1.57       0.38      1.11      0.49      0.18
------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income           (0.20)     (0.45)     (0.36)    (0.65)    (0.56)    (0.34)
---------------------------
  From Net Realized Gains       --       (0.15)      --(3)      --        --        --
------------------------------------------------------------------------------------------
  Total Distributions         (0.20)     (0.60)     (0.36)    (0.65)    (0.56)    (0.34)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $11.03     $10.86      $9.89     $9.87     $9.41     $9.48
==========================================================================================
  TOTAL RETURN(4)              3.47%     16.13%      3.88%    12.35%     5.26%     1.94%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets        0.75%(5)     0.76%      0.76%     0.76%     0.76%   0.74%(5)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                   3.70%(5)     3.95%      2.87%     6.50%     5.81%   4.56%(5)
---------------------------
Portfolio Turnover Rate         23%       136%        40%       39%       52%     127%(6)
---------------------------
Net Assets, End of Period
(in thousands)               $57,678    $41,673     $9,613    $1,079     $178       $10
------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  June 15, 1998 (commencement of sale) through March 31, 1999.

(3)  Per-share amount is less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1999.

See Notes to Financial Statements.

-----

Short-Term Government - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
-----------------------------------------------------------------------------------------
                              2003(1)    2003      2002      2001      2000       1999
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $9.69     $9.46     $9.47     $9.19     $9.47      $9.46
-----------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income        0.09      0.29      0.45      0.54      0.52       0.49
---------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.03)     0.23     (0.01)     0.28     (0.28)      0.01
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.06      0.52      0.44      0.82      0.24       0.50
-----------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income           (0.09)    (0.29)    (0.45)    (0.54)    (0.52)     (0.49)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $9.66     $9.69     $9.46     $9.47     $9.19      $9.47
=========================================================================================
  TOTAL RETURN(2)              0.62%     5.52%     4.68%     9.25%     2.51%      5.39%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets        0.58%(3)    0.59%     0.59%     0.59%     0.59%      0.59%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                   1.87%(3)    2.96%     4.67%     5.87%     5.48%      5.15%
---------------------------
Portfolio Turnover Rate       124%        185%      165%       92%      323%       196%
---------------------------
Net Assets, End of Period
(in thousands)              $917,635   $957,413  $832,199  $797,718  $762,363   $832,344
-----------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          43

Short-Term Government - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------
                                                       ADVISOR CLASS
-----------------------------------------------------------------------------------------
                             2003(1)    2003      2002       2001       2000     1999(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $9.69     $9.46     $9.47      $9.19      $9.47     $9.49
-----------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income       0.08      0.26      0.42       0.52       0.49      0.33
---------------------------
  Net Realized and
  Unrealized Gain (Loss)     (0.03)     0.23     (0.01)      0.28      (0.28)    (0.02)
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations       0.05      0.49      0.41       0.80       0.21      0.31
-----------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income          (0.08)    (0.26)    (0.42)     (0.52)     (0.49)    (0.33)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $9.66     $9.69     $9.46      $9.47      $9.19     $9.47
=========================================================================================
  TOTAL RETURN(3)             0.49%     5.26%     4.42%      8.98%      2.26%     3.37%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets       0.83%(4)    0.84%     0.84%      0.84%      0.84%   0.84%(4)
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                  1.62%(4)    2.71%     4.42%      5.62%      5.23%   4.77%(4)
---------------------------
Portfolio Turnover Rate       124%       185%      165%        92%       323%    196%(5)
---------------------------
Net Assets, End of Period
(in thousands)              $58,572   $68,102   $36,430      $4,334      $461     $94
-----------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  July 8, 1998 (commencement of sale) through March 31, 1999.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 1999.

See Notes to Financial Statements.

-----

Proxy Voting Results

A special meeting of C Class shareholders was held on October 17, 2003, to vote on the following proposal. The proposal received the required majority of votes and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL

To vote on approval of the Amendment to the Master Distribution and Individual
Shareholder Services Plan.

--------------------------------------------------------------------------------
                                                                GINNIE MAE
                                                                  C CLASS
--------------------------------------------------------------------------------
For:                                                              187,372
--------------------------------------------------------------------------------
Against:                                                           23,588
--------------------------------------------------------------------------------
Abstain:                                                           20,057
--------------------------------------------------------------------------------

                                                                          -----
                                                                          45

Share Class Information

Three classes of shares are authorized for sale by Ginnie Mae: Investor Class,
Advisor Class, and C Class. Two classes of shares are authorized for sale by
Government Bond and Short-Term Government: Investor Class and Advisor Class.
Three classes are authorized for sale by Inflation-Adjusted Bond: Investor
Class, Institutional Class, and Advisor Class. The total expense ratios of
Advisor and C Class shares are higher than those of Investor Class shares; the total expense ratio of Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of up to 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

-----

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to  have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund.  A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling  1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

                                                                          -----
                                                                          47

Index Definitions

The following indices are used to illustrate investment market, sector,  or style performance or to serve as fund performance comparisons. They are not investment products available  for purchase.

The CITIGROUP 30-YEAR GNMA INDEX  is comprised of Government National Mortgage
Association (GNMA) mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion, an aggregate amount outstanding per origination year of at least $500 million, and a remaining maturity of at least one year.

The CITIGROUP TREASURY/MORTGAGE INDEX is comprised of U.S. Treasury securities with an amount outstanding of at least $1 billion, and mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion and an aggregate amount outstanding per origination year of at least
$500 million. Both the U.S. Treasury and the mortgage-backed securities included in the index must have a remaining maturity of at least one year.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(sm) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price  Index (CPI).

The CITIGROUP U.S. TREASURY/AGENCY  1- TO 3-YEAR INDEX is a
market-capitalization-weighted index that includes fixed-rate U.S. Treasury and government agency issues with maturities between one and three years.

The CITIGROUP U.S. TREASURY 10+ YEAR INDEX is a market-capitalization-weighted index that includes fixed-rate U.S. Treasury issues with maturities of 10 years or longer.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The REUTERS-COMMODITY RESOURCE BUREAU FUTURES INDEX is designed as a broad measure of overall commodity price trends. Its components and formula are periodically adjusted to reflect changes in market structure  and activity.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

-----

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0311                                 American Century Investment Services, Inc.
SH-SAN-36285N                     (c)2003 American Century Services Corporation

[front cover]

September 30, 2003

American Century
Semiannual Report

Capital Preservation
Government Agency Money Market

                                 [american century logo and text logo (reg.sm)]

[inside front cover]

Table of Contents

Our Message to You.......................................................   1

CAPITAL PRESERVATION

GOVERNMENT AGENCY MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the semiannual report for the American
Century Capital Preservation and Government Agency Money Market funds for the six months ended September 30, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      Founder and Chairman

      /s/James E. Stowers III

      James E. Stowers III
      Co-Chairman of the Board

                                                                          -----
                                                                          1

Capital Preservation - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                                       INCEPTION
                               1 YEAR        5 YEARS      10 YEARS        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                  0.83%         3.37%         4.00%       10/13/72
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                      1.12%         3.51%         4.23%          --
--------------------------------------------------------------------------------
LIPPER U.S. TREASURY
MONEY MARKET FUNDS
AVERAGE RETURN                  0.55%         3.10%         3.84%          --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(1)      11 of 93      10 of 74      12 of 67         --
--------------------------------------------------------------------------------

(1)  Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
1-30 days                                    14%                   20%
--------------------------------------------------------------------------------
31-90 days                                   19%                   30%
--------------------------------------------------------------------------------
91-180 days                                  45%                   50%
--------------------------------------------------------------------------------
More than 180 days                           22%                   --
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
   7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                            0.54%
--------------------------------------------------------------------------------
   7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                            0.55%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

-----
    2

Capital Preservation - Portfolio Commentary

By Lynn Paschen, portfolio manager

PERFORMANCE SUMMARY

For the six months ended September 30, 2003, Capital Preservation's 0.32% total return ranked in the top 15% of Lipper Inc.'s U.S. Treasury money market funds category (#11 out of 93 funds). Over longer time horizons, the fund has produced consistently similar results--Capital Preservation's three-year return ranked in the top 10% of its Lipper category (#8 out of 87 funds), while its five- and
10-year returns ranked in the top 20% of the Lipper group. (See the previous page for additional performance information.)

ECONOMIC & MARKET REVIEW

Despite improving economic conditions, Treasury money market yields continued to fall during the six-month period. The economy remained sluggish early in the period as manufacturing activity slowed and job losses mounted. In response, the
Federal Reserve (the Fed) cut short-term interest rates in late June, lowering the federal funds rate target from 1.25% to 1%--its lowest level since 1958. In cutting rates for the 13th time since the beginning of 2001, the Fed expressed concern about the possibility of deflation, or falling prices.

Treasury money market yields declined in anticipation of the Fed's rate cut and then held fairly steady for the remainder of the period. Although the U.S.
economy picked up steam in the third quarter, growing at an estimated 7.2% rate, optimism about a firm economic recovery was tempered by a continued lack of job growth. In addition, the Fed indicated in July that it could keep interest rates at their current level for an extended period, even in the face of a stronger economy.

PORTFOLIO STRATEGY

Capital Preservation's seven-day current yield declined from 0.79% to 0.54%
during the period, tracking the Fed's rate cut. With the Fed expected to be on hold for the foreseeable future, we maintained a relatively long average maturity of 70-80 days for much of  the six-month period. We focused our purchases on Treasury securities maturing in six months to one year, which typically offer higher yields  than shorter-term Treasury money market securities.

We offset the longer-term securities in the portfolio with overnight Treasury securities (known as "dollar rolls"), which increased from 14% to around 30% of the portfolio during the period. In a dollar roll transaction, we buy Treasury bills and then agree to sell them back the following day at a specific price.
Dollar rolls offered the most attractive yields among Treasury securities maturing in three months  or less.

A NOTE ABOUT THE FUND'S YIELD

The sharp decline in interest rates over the past several years has brought money market yields down to very low levels. Nonetheless, we expect Capital
Preservation to maintain a positive yield unless the Fed cuts interest rates significantly in the future. Should that happen, American Century will examine all possible ways to maintain yields that are competitive and positive, including the waiver of management fees.

                                                                          -----
                                                                          3

Capital Preservation - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) -- 79.5%

$     150,000,000  U.S. Treasury Bills, 1.08%,
                   10/2/03(2)                                    $  149,994,210
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 1.13%,
                   10/9/03                                           49,987,444
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills, 1.02%,
                   10/23/03                                          99,937,513
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 1.10%,
                   11/6/03                                           49,945,000
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 1.05%,
                   11/13/03                                          49,933,709
--------------------------------------------------------------------------------
      210,000,000  U.S. Treasury Bills, 1.00%,
                   11/20/03                                         209,709,723
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 0.98%,
                   11/28/03                                          49,913,805
--------------------------------------------------------------------------------
      200,000,000  U.S. Treasury Bills, 0.94%,
                   1/2/04                                           199,514,972
--------------------------------------------------------------------------------
      200,000,000  U.S. Treasury Bills, 0.94%,
                   1/8/04                                           199,483,000
--------------------------------------------------------------------------------
      150,000,000  U.S. Treasury Bills, 0.97%,
                   1/22/04                                          149,555,624
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills, 0.96%,
                   1/29/04                                           99,679,167
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 1.00%,
                   2/5/04                                            49,823,611
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 0.98%,
                   2/12/04                                           49,817,611
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 1.03%,
                   2/19/04                                           49,798,292
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 1.04%,
                   2/26/04                                           49,787,250
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 0.99%,
                   3/11/04                                           49,777,250
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Bills, 0.99%,
                   3/18/04                                           49,767,625
--------------------------------------------------------------------------------
      100,000,000  U.S. Treasury Bills, 0.99%,
                   4/1/04(3)                                         99,498,236
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS                                         1,705,924,042
--------------------------------------------------------------------------------
U.S. TREASURY BONDS AND NOTES(1) -- 17.3%

       74,538,000  U.S. Treasury Bonds,
                   12.375%, 5/15/04                                  79,779,168
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Notes,
                   3.00%, 11/30/03                                   50,164,063
--------------------------------------------------------------------------------
       25,000,000  U.S. Treasury Notes,
                   5.875%, 2/15/04                                   25,441,869
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

$     140,000,000  U.S. Treasury Notes,
                   3.375%, 4/30/04                               $  141,753,985
--------------------------------------------------------------------------------
       50,000,000  U.S. Treasury Notes,
                   2.125%, 8/31/04                                   50,404,675
--------------------------------------------------------------------------------
       25,000,000  U.S. Treasury Notes,
                   1.875%, 9/30/04                                   25,132,676
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BONDS
AND NOTES                                                           372,676,436
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES(4) -- 3.2%

          500,000  CATS, 1.30%, 8/15/04                                 494,382
--------------------------------------------------------------------------------
           25,000  CATS, 1.30%, 8/15/04                                  24,719
--------------------------------------------------------------------------------
       10,000,000  STRIPS -- COUPON, 1.29%,
                   8/15/04                                            9,888,501
--------------------------------------------------------------------------------
       25,000,000  STRIPS -- PRINCIPAL,
                   1.14%, 8/15/04                                    24,754,020
--------------------------------------------------------------------------------
        1,000,000  TIGR, 1.30%, 8/15/04                                 988,764
--------------------------------------------------------------------------------
          325,000  TIGR, 1.30%, 8/15/04                                 321,348
--------------------------------------------------------------------------------
        5,443,431  TR, 1.15%, 5/15/04                                 5,404,736
--------------------------------------------------------------------------------
        4,513,125  TR, 1.30%, 5/15/04                                 4,476,873
--------------------------------------------------------------------------------
        2,650,000  TR, 1.30%, 5/15/04                                 2,628,714
--------------------------------------------------------------------------------
        1,504,000  TR, 1.30%, 8/15/04                                 1,487,101
--------------------------------------------------------------------------------
       18,412,220  TR, 1.37%, 8/15/04                                18,194,200
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES                                                           68,663,358
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                             $2,147,263,836
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1)  The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Bonds and Notes are the stated coupon rates.

(2)  Security, or a portion thereof, has been segregated for a when-issued security.

(3)  When-issued security.

(4)  The yield to maturity at purchase is indicated.

See Notes to Financial Statements.

-----
    4

Government Agency Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2003
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                                       INCEPTION
                              1 YEAR        5 YEARS      10 YEARS        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                 0.87%         3.55%         4.15%        12/5/89
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                     1.12%         3.51%         4.23%          --
--------------------------------------------------------------------------------
LIPPER U.S. GOVERNMENT
MONEY MARKET FUNDS
AVERAGE RETURN                 0.60%         3.24%         3.98%          --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(1)     18 of 124     11 of 100      9 of 52         --
--------------------------------------------------------------------------------
Advisor Class                  0.62%          --            --          4/12/99
--------------------------------------------------------------------------------

(1)  Lipper rankings are based on average annual total returns for the fund
     (Investor Class only) in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/03               3/31/03
--------------------------------------------------------------------------------
1-30 days                                    54%                   49%
--------------------------------------------------------------------------------
31-90 days                                   15%                   15%
--------------------------------------------------------------------------------
91-180 days                                  17%                   22%
--------------------------------------------------------------------------------
More than 180 days                           14%                   14%
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
   7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
Investor Class                              0.61%
--------------------------------------------------------------------------------
   7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
Investor Class                              0.61%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                          -----
                                                                          5

Government Agency Money Market - Portfolio Commentary

By Denise Tabacco, portfolio manager

PERFORMANCE SUMMARY

Government Agency Money Market's 0.35%* total return for the six months ended
September 30, 2003, ranked in the top 15% of Lipper Inc.'s U.S. government money market funds category (#17 out of 125 funds). The fund's results over  the long term have mirrored its recent performance--Government Agency Money Market's three-year return ranked in the top 10% of its Lipper category (#10 out of 114 funds), while its five- and 10-year returns ranked in the top 20% of the Lipper group. (See the previous page for additional performance information.)

ECONOMIC & MARKET REVIEW

Money market rates continued to decline during the past six months. A lackluster economic environment, characterized by rising unemployment and a weak manufacturing sector, led the Federal Reserve (the Fed) to cut short-term interest rates in June. The Fed's 13th rate cut since the beginning of 2001 brought the federal funds rate target down to a 45-year low of 1%. Investors anticipated the Fed's action, pushing money market yields lower in the weeks leading up to the rate cut.

In addition to the sluggish economy,  the Fed cited the threat of deflation, or falling prices, as a reason for its latest rate cut. Fed Chairman Alan Greenspan reinforced this view during a July appearance before Congress, noting that the
Fed could maintain this accommodative interest rate policy for a considerable period of time, even if economic growth accelerates.

The economy showed signs of life in the third quarter, growing at an estimated
7.2% rate. However, persistent weakness in the labor market cast doubts on the underlying strength of the economy's recovery. As a result, money market rates were relatively steady over the last half of the period.

PORTFOLIO STRATEGY

The Fed rate cut caused Government Agency Money Market's seven-day current yield to fall from 0.83% to 0.61% during the period. The portfolio's average maturity was a relatively long 70-80 days for most of the period, reflecting our expectation that rates would be stable or declining. We emphasized government agency securities maturing in six months to one year, which generally have higher yields than shorter-term securities. We offset these longer-term money market securities with short-term floating-rate notes, which increased from 26%
to 40% of the portfolio.

A NOTE ABOUT THE FUND'S YIELD

The sharp decline in interest rates over the past several years has brought money market yields down to very  low levels. Nonetheless, we expect Government
Agency Money Market to maintain a positive yield unless the Fed cuts interest rates significantly in the future. Should that happen, American Century will examine all possible ways to maintain yields that are competitive and positive, including the waiver of management fees.

*All fund returns referenced in this commentary are for Investor Class shares.

-----
    6

Government Agency Money Market - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 65.7%

      $   500,000  FFCB, 3.125%, 10/1/03                           $    500,000
--------------------------------------------------------------------------------
          500,000  FFCB, 4.45%, 12/29/03                                503,864
--------------------------------------------------------------------------------
        2,000,000  FFCB, 5.10%, 4/26/04                               2,045,591
--------------------------------------------------------------------------------
       10,000,000  FFCB, 1.25%, 9/15/04                               9,993,455
--------------------------------------------------------------------------------
          200,000  FFCB MTN, 5.09%, 12/8/03                             201,509
--------------------------------------------------------------------------------
        5,000,000  FFCB MTN, 5.07%, 12/15/03                          5,038,371
--------------------------------------------------------------------------------
          450,000  FFCB MTN, 5.05%, 12/29/03                            454,325
--------------------------------------------------------------------------------
       20,000,000  FFCB, VRN, 1.03%, 10/7/03,
                   resets weekly off the 3-month
                   T-Bill rate plus 0.08% with
                   no caps                                           19,999,109
--------------------------------------------------------------------------------
        8,000,000  FFCB, VRN, 0.99%, 10/16/03,
                   resets monthly off the
                   1-month LIBOR minus 0.13%
                   with no caps                                       7,997,773
--------------------------------------------------------------------------------
       30,000,000  FFCB, VRN, 1.09%, 2/25/04,
                   resets semiannually off the
                   6-month LIBOR minus 0.11%
                   with no caps                                      29,999,999
--------------------------------------------------------------------------------
        5,000,000  FFCB, VRN, 1.07%, 2/26/04,
                   resets semiannually off the
                   6-month LIBOR minus 0.12%
                   with no caps                                       4,999,392
--------------------------------------------------------------------------------
          780,000  FHLB, 5.19%, 10/20/03                                781,504
--------------------------------------------------------------------------------
        7,000,000  FHLB, 3.06%, 10/24/03                              7,009,293
--------------------------------------------------------------------------------
        7,000,000  FHLB, 5.08%, 11/6/03                               7,026,743
--------------------------------------------------------------------------------
        2,000,000  FHLB, 2.50%, 11/14/03                              2,003,450
--------------------------------------------------------------------------------
        4,005,000  FHLB, 3.125%, 11/14/03                             4,014,258
--------------------------------------------------------------------------------
       15,710,000  FHLB, 6.375%, 11/14/03                            15,805,214
--------------------------------------------------------------------------------
        3,000,000  FHLB, 5.41%, 11/24/03                              3,019,064
--------------------------------------------------------------------------------
        1,000,000  FHLB, 3.00%, 12/26/03                              1,004,734
--------------------------------------------------------------------------------
        5,490,000  FHLB, 5.375%, 1/5/04                               5,551,639
--------------------------------------------------------------------------------
          750,000  FHLB, 6.00%, 1/7/04                                  759,915
--------------------------------------------------------------------------------
          250,000  FHLB, 5.10%, 2/5/04                                  253,313
--------------------------------------------------------------------------------
        3,600,000  FHLB, 3.75%, 2/13/04                               3,635,552
--------------------------------------------------------------------------------
       24,105,000  FHLB, 5.25%, 2/13/04                              24,469,259
--------------------------------------------------------------------------------
        8,400,000  FHLB, 3.75%, 4/15/04                               8,517,511
--------------------------------------------------------------------------------
       17,770,000  FHLB, 4.875%, 4/16/04                             18,122,847
--------------------------------------------------------------------------------
        5,000,000  FHLB, 1.25%, 4/28/04                               4,998,365
--------------------------------------------------------------------------------
        5,000,000  FHLB, 1.375%, 5/11/04,
                   callable 10/16/03                                  5,000,000
--------------------------------------------------------------------------------
        2,000,000  FHLB, 4.875%, 5/14/04                              2,045,362
--------------------------------------------------------------------------------
        6,000,000  FHLB, 1.08%, 7/16/04,
                   callable 12/23/03                                  6,000,000
--------------------------------------------------------------------------------
       10,300,000  FHLB, VRN, 0.97%, 10/2/03,
                   resets monthly off the
                   1-month LIBOR minus 0.15%
                   with no caps                                      10,299,157
--------------------------------------------------------------------------------
       75,000,000  FHLB, VRN, 1.00%, 10/6/03,
                   resets monthly off the
                   1-month LIBOR minus 0.12%
                   with no caps                                      74,993,991
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $20,000,000  FHLB, VRN, 1.07%, 10/6/03,
                   resets weekly off the 3-month
                   T-Bill rate plus 0.12% with
                   no caps                                         $ 19,999,999
--------------------------------------------------------------------------------
        5,000,000  FHLB, VRN, 1.15%, 10/7/03,
                   resets weekly off the 3-month
                   T-Bill rate plus 0.20% with
                   no caps                                            5,002,134
--------------------------------------------------------------------------------
        5,000,000  FHLB, VRN, 1.00%, 11/25/03,
                   resets quarterly off the
                   3-month LIBOR minus 0.14%
                   with no caps                                       4,996,083
--------------------------------------------------------------------------------
       13,000,000  FHLB, VRN, 1.07%, 12/22/03,
                   resets quarterly off the
                   3-month LIBOR minus 0.07%
                   with no caps                                      12,996,124
--------------------------------------------------------------------------------
        2,610,000  SLMA, 4.75%, 4/23/04                               2,664,303
--------------------------------------------------------------------------------
       10,000,000  SLMA, VRN, 1.03%, 10/7/03,
                   resets weekly off the 3-month
                   T-Bill rate plus 0.08% with
                   no caps                                            9,999,773
--------------------------------------------------------------------------------
       10,000,000  SLMA, VRN, 1.03%, 10/7/03,
                   resets weekly off the 3-month
                   T-Bill rate plus 0.08% with
                   no caps                                           10,000,000
--------------------------------------------------------------------------------
       10,000,000  SLMA, VRN, 1.04%, 10/7/03,
                   resets weekly off the 3-month
                   T-Bill rate plus 0.09% with
                   no caps                                           10,000,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                   362,702,975
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES(1) -- 31.8%

        7,000,000  FFCB Discount Notes, 1.42%,
                   11/17/03                                           6,987,022
--------------------------------------------------------------------------------
        1,732,000  FFCB Discount Notes, 1.19%,
                   1/16/04                                            1,725,874
--------------------------------------------------------------------------------
       15,000,000  FFCB Discount Notes, 1.20%,
                   1/29/04                                           14,940,000
--------------------------------------------------------------------------------
       46,300,000  FHLB Discount Notes, 1.01%,
                   10/3/03                                           46,297,415
--------------------------------------------------------------------------------
       11,859,000  FHLB Discount Notes, 1.03%,
                   10/6/03                                           11,857,131
--------------------------------------------------------------------------------
       35,000,000  FHLB Discount Notes, 1.01%,
                   10/10/03                                          34,991,163
--------------------------------------------------------------------------------
       20,000,000  FHLB Discount Notes, 1.00%,
                   10/15/03                                          19,992,223
--------------------------------------------------------------------------------
       10,000,000  FHLB Discount Notes, 1.00%,
                   10/24/03                                           9,993,611
--------------------------------------------------------------------------------
       18,000,000  FHLB Discount Notes, 0.97%,
                   10/31/03                                          17,985,450
--------------------------------------------------------------------------------
       11,000,000  FHLB Discount Notes, 0.96%,
                   5/28/04                                           10,929,600
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                      175,699,489
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          7

Government Agency Money Market - Schedule of Investments

SEPTEMBER 30, 2003 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
AND AGENCY SECURITIES(1) -- 2.5%

      $ 5,848,000  CATS, 1.22%, 5/15/04                            $  5,803,853
--------------------------------------------------------------------------------
          301,000  CUBES, 1.33%, 5/15/04                                298,528
--------------------------------------------------------------------------------
        1,498,000  ETR, 1.50%, 11/15/03                               1,495,278
--------------------------------------------------------------------------------
        1,683,000  FICO STRIPS -- COUPON,
                   1.18%, 3/7/04                                      1,674,429
--------------------------------------------------------------------------------
          180,000  TIGR, 1.59%, 11/15/03                                179,653
--------------------------------------------------------------------------------
          207,000  TIGR, 1.33%, 5/15/04                                 205,300
--------------------------------------------------------------------------------
        4,000,000  TVA STRIPS - COUPON,
                   1.20%, 10/15/03                                    3,998,173
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
AND AGENCY SECURITIES                                                13,655,214
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                               $552,057,678
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

CUBES = Coupons Under Book Entry Safekeeping

ETR = Easy Growth Treasury Receipts

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FICO = Financing Corporation

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SLMA = Student Loan Marketing Association

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TIGR = Treasury Investment Growth Receipts

TVA = Tennessee Valley Authority

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2003.

(1)  The rates indicated are the yield to maturity at purchase.

See Notes to Financial Statements.

-----
    8

Statement of Assets and Liabilities

SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   GOVERNMENT
                                                  CAPITAL            AGENCY
                                               PRESERVATION       MONEY MARKET
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for
federal income tax purposes)                  $2,147,263,836      $552,057,678
------------------------------------------
Cash                                               9,385,621         8,293,937
------------------------------------------
Receivable for investments sold                1,129,102,446            --
------------------------------------------
Receivable for capital shares sold                    22,674            --
------------------------------------------
Interest receivable                               13,840,702         2,081,016
--------------------------------------------------------------------------------
                                               3,299,615,279       562,432,631
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                149,380,042        20,000,000
------------------------------------------
Accrued management fees                            1,233,787           212,861
------------------------------------------
Distribution fees payable                             --                    50
------------------------------------------
Service fees payable                                  --                    50
------------------------------------------
Dividends payable                                     42,775             5,712
--------------------------------------------------------------------------------
                                                 150,656,604        20,218,673
--------------------------------------------------------------------------------
NET ASSETS                                    $3,148,958,675      $542,213,958
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                               $3,149,051,915      $542,214,682
------------------------------------------
Accumulated net realized loss
on investment transactions                           (93,240)             (724)
--------------------------------------------------------------------------------
                                              $3,148,958,675      $542,213,958
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                    $3,148,958,675      $541,971,639
------------------------------------------
Shares outstanding                             3,149,051,915       541,971,050
------------------------------------------
Net asset value per share                              $1.00             $1.00
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                          N/A               $242,319
------------------------------------------
Shares outstanding                                  N/A                242,319
------------------------------------------
Net asset value per share                           N/A                  $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                          -----
                                                                          9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   GOVERNMENT
                                                  CAPITAL            AGENCY
                                               PRESERVATION       MONEY MARKET
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
------------------------------------------
Interest                                       $18,026,216         $3,343,499
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------------
Management fees                                  7,598,489          1,341,133
------------------------------------------
Distribution fees -- Advisor Class                   --                   303
------------------------------------------
Service fees -- Advisor Class                        --                   303
------------------------------------------
Trustees' fees and expenses                         53,771              9,580
------------------------------------------
Other expenses                                       --                   989
--------------------------------------------------------------------------------
                                                 7,652,260          1,352,308
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                           10,373,956          1,991,191
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS                         (74,158)             3,407
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      $10,299,798         $1,994,598
================================================================================

See Notes to Financial Statements.

-----
   10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED) AND YEAR ENDED MARCH 31, 2003
----------------------------------------------------------------------------------------------------------
                                                                                GOVERNMENT AGENCY
                                         CAPITAL PRESERVATION                      MONEY MARKET
----------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS            SEPT. 30, 2003      MARCH 31, 2003     SEPT. 30, 2003     MARCH 31, 2003
----------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income               $10,373,956         $39,055,243        $1,991,191         $7,500,486
---------------------------------
Net realized gain (loss)                (74,158)            (34,101)            3,407                110
----------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations            10,299,798          39,021,142         1,994,598          7,500,596
----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                    (10,373,956)        (39,055,243)       (1,990,645)        (7,498,252)
---------------------------------
  Advisor Class                          --                  --                  (546)            (2,234)
---------------------------------
From net realized gains:
---------------------------------
  Investor Class                         --                 (24,838)           --                 --
----------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                  (10,373,956)        (39,080,081)       (1,991,191)        (7,500,486)
----------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Net decrease in net
assets from capital
share transactions                 (121,818,733)        (62,608,992)      (49,727,547)       (22,503,936)
----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS         (121,892,891)        (62,667,931)      (49,724,140)       (22,503,826)

NET ASSETS
----------------------------------------------------------------------------------------------------------
Beginning of period               3,270,851,566       3,333,519,497       591,938,098        614,441,924
----------------------------------------------------------------------------------------------------------
End of period                    $3,148,958,675      $3,270,851,566      $542,213,958       $591,938,098
==========================================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (Capital
Preservation) and Government Agency Money Market Fund (Government Agency)
(collectively, the funds) are two funds in a series issued by the trust. Capital
Preservation seeks maximum safety and liquidity and intends to pursue its investment objective by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S.
government. Government Agency seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity by investing exclusively in short-term obligations of the U.S.
government and its agencies and instrumentalities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Capital Preservation is authorized to issue the Investor
Class. Government Agency is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued  at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. Capital Preservation had receivables on forward commitment transactions of $1,079,228,349. The funds take possession of any security they purchase in these transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the funds' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

-----
   12

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the
Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The Advisor Class is
0.2500% less at each point within the Complex Fee range. For the six months ended September 30, 2003, the effective annual Investor Class management fee for the funds was 0.48%, and the effective annual Advisor Class management fee for
Government Agency was 0.23%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended September 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of  the trust, ACIS, and the trust's transfer agent, American
Century Services Corporation.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------------------------------------
                                             CAPITAL PRESERVATION                    GOVERNMENT AGENCY
--------------------------------------------------------------------------------------------------------------
                                          SHARES              AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
-----------------------------------
Sold                                    632,728,800        $632,728,800        142,204,150       $142,204,150
-----------------------------------
Issued in reinvestment
of distributions                          9,996,915           9,996,915          1,930,704          1,930,704
-----------------------------------
Redeemed                               (764,544,448)       (764,544,448)      (193,868,240)      (193,868,240)
--------------------------------------------------------------------------------------------------------------
Net decrease                           (121,818,733)      $(121,818,733)       (49,733,386)      $(49,733,386)
==============================================================================================================

YEAR ENDED MARCH 31, 2003
-----------------------------------
Sold                                  1,618,732,872      $1,618,732,872        379,251,230       $379,251,230
-----------------------------------
Issued in reinvestment
of distributions                         37,566,821          37,566,821          7,262,281          7,262,281
-----------------------------------
Redeemed                             (1,718,908,685)     (1,718,908,685)      (409,035,275)      (409,035,275)
--------------------------------------------------------------------------------------------------------------
Net decrease                            (62,608,992)       $(62,608,992)       (22,521,764)      $(22,521,764)
==============================================================================================================

                                                                    (continued)

                                                                          -----
                                                                          13

Notes to Financial Statements

SEPTEMBER 30, 2003 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                        GOVERNMENT AGENCY
--------------------------------------------------------------------------------
                                                     SHARES         AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2003
-------------------------------------------------
Sold                                                 11,347         $11,347
-------------------------------------------------
Issued in reinvestment
of distributions                                        546             546
-------------------------------------------------
Redeemed                                             (6,054)         (6,054)
--------------------------------------------------------------------------------
Net increase                                          5,839          $5,839
================================================================================

YEAR ENDED MARCH 31, 2003
-------------------------------------------------
Sold                                                 19,811         $19,811
-------------------------------------------------
Issued in reinvestment
of distributions                                      2,232           2,232
-------------------------------------------------
Redeemed                                             (4,215)         (4,215)
--------------------------------------------------------------------------------
Net increase                                         17,828         $17,828
================================================================================

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2003:

--------------------------------------------------------------------------------
                                                      CAPITAL         GOVERNMENT
                                                   PRESERVATION         AGENCY
--------------------------------------------------------------------------------
Accumulated capital losses                              --              $(409)
--------------------------------------------------------------------------------
Capital loss deferral                                $(3,758)             --
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Government Agency's capital loss carryovers expire in 2006.

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2003. Capital Preservation has elected to treat such losses as having been incurred in the following fiscal year for federal income  tax purposes.

-----
   14

Capital Preservation - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------
                                     2003(1)        2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income               --(2)          0.01          0.03          0.06          0.05          0.05
-------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income          --(2)         (0.01)        (0.03)        (0.06)        (0.05)        (0.05)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
===================================================================================================================
  TOTAL RETURN(3)                     0.32%         1.19%         2.84%         5.75%         4.63%         4.72%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               0.48%(4)        0.48%         0.47%         0.47%         0.48%         0.48%
--------------------------------
Ratio of Net Investment Income
to Average Net Assets               0.65%(4)        1.18%         2.76%         5.56%         4.51%         4.53%
--------------------------------
Net Assets, End of Period
(in thousands)                     $3,148,959    $3,270,852    $3,333,519    $3,461,464    $3,350,237    $3,324,805
-------------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          15

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------
                                      2003(1)       2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $1.00        $1.00         $1.00         $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
  Net Investment Income                --(2)         0.01          0.03          0.06          0.05          0.05
-------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------
  From Net Investment Income           --(2)        (0.01)        (0.03)        (0.06)        (0.05)        (0.05)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $1.00        $1.00         $1.00         $1.00         $1.00         $1.00
===================================================================================================================
  TOTAL RETURN(3)                      0.35%        1.25%         2.96%         5.98%         4.98%         4.91%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.48%(4)       0.48%         0.47%         0.47%         0.48%         0.48%
--------------------------------
Ratio of Net Investment Income
to Average Net Assets                0.70%(4)       1.24%         2.91%         5.82%         4.88%         4.79%
--------------------------------
Net Assets, End of Period
(in thousands)                       $541,972     $591,702      $614,223      $600,373      $555,374      $527,842
-------------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements.

-----
   16

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------------------
                                                                            ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------
                                                   2003(1)        2003          2002          2001         2000(2)
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $1.00         $1.00         $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Income                             --(3)          0.01          0.03          0.06          0.04
-------------------------------------------------------------------------------------------------------------------
Distributions
---------------------------------------------
  From Net Investment Income                        --(3)         (0.01)        (0.03)        (0.06)        (0.04)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $1.00         $1.00         $1.00         $1.00         $1.00
===================================================================================================================
  TOTAL RETURN(4)                                   0.23%         0.99%         2.71%         5.71%         4.58%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             0.73%(5)        0.73%         0.72%         0.72%       0.73%(5)
---------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                             0.45%(5)        0.99%         2.66%         5.57%       4.66%(5)
---------------------------------------------
Net Assets, End of Period
(in thousands)                                      $242          $236          $219         $2,700        $2,584
-------------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2003 (unaudited).

(2)  April 12, 1999 (commencement of sale) through March 31, 2000.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

See Notes to Financial Statements.

                                                                          -----
                                                                          17

Share Class Information

One class of shares is authorized for sale by Capital Preservation: Investor
Class. Two classes of shares are authorized for sale by Government Agency:
Investor Class and Advisor Class. The expense ratio of Advisor Class shares is higher than that of Investor Class.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

-----
   18

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b)
and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to  have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund.  A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling  1-800-345-2021.  It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

                                                                          -----
                                                                          19

Index Definition

The following index is used to  illustrate investment market, sector,  or style performance or to serve as a fund performance comparison. It is  not an investment product available  for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

-----
   20

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                  COMPANIES

0311                                  American Century Investment Services, Inc.
SH-SAN-36284S                      (c)2003 American Century Services Corporation

ITEM 2. CODE OF ETHICS.

        Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       Not applicable prior to annual filings for fiscal years ending after
       December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

       Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

       Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)  Not applicable for semiannual report filings.

(b)  Separate certifications by the registrant's principal executive officer and principal financial officer,  pursuant to Section 302 of the Sarbanes-Oxley
     Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.302CERT.

(c)  A  certification  by the  registrant's  chief  executive  officer and chief financial  officer,  pursuant to Section 906 of the  Sarbanes-Oxley  Act of
     2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Government Income Trust

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  November 24, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:  November 24, 2003

By:   /s/ Maryanne L. Roepke
      --------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date:  November 24, 2003